AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON July 31, 2026
File No. 333-____________

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No.	[ ]

(Check appropriate box or boxes)

EA Series Trust
(Exact Name of Registrant as Specified in Charter)

3803 West Chester Pike, Suite 150
Newtown Square, Pennsylvania 19073
(Address of Principal Executive Offices)

(215) 330-4476
(Registrant’s Area Code and Telephone Number)

Michael D. Barolsky
3803 West Chester Pike, Suite 150
Newtown Square, Pennsylvania 19073
(Name and Address of Agent for Service)

Copy to:
Karen Aspinall, Esq.
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Shares of beneficial interest, with no par value, of the Alpha Architect US Equity ETF.

It is proposed that the filing will go effective on August 30, 2026 pursuant to Rule 488 under the Securities Act of 1933.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

GURU FAVORITE STOCKS ETF
(a series of EA Series Trust)

3803 West Chester Pike, Suite 150
Newtown Square, Pennsylvania 19073
(215) 330-4476

[_____, 2026]

Dear Shareholder:

We are sending this material to you because you are a shareholder of the Guru Favorite Stocks ETF (the “Acquired Fund”), a series of EA Series Trust (the “Trust”). After careful consideration, Empowered Funds, LLC dba EA Advisers (“EA” or the “Adviser”), the Acquired Fund’s investment adviser, and GuruFocus Investments, LLC, the Acquired Fund’s investment sub-adviser (the “Sub-Adviser”), have recommended and the Board of Trustees (the “Board”) of the Trust has approved the reorganization of the Acquired Fund into the Alpha Architect US Equity ETF (the “Acquiring Fund” and, together with the Acquired Fund, the “Funds”), also an existing series of the Trust advised by the Adviser, in a tax-free reorganization (the “Reorganization”).

Acquired Fund		Acquiring Fund
Guru Favorite Stocks ETF	→	Alpha Architect US Equity ETF
Due to the lack of scale in the Acquired Fund, minimal trading volume, and stagnant asset growth over the past three years, the Adviser and Sub-Adviser recommended the Reorganization of the Acquired Fund into the Acquiring Fund. The Adviser, the Sub-Adviser, and the Board believe that the Reorganization is in the best interests of the Acquired Fund and its shareholders and that the interests of its shareholders will not be diluted as a result of the Reorganization. The Adviser, the Sub-Adviser, and the Board believe that the Reorganization is in the best interest of shareholders because, among other things, the Funds have the same investment objective and share significant overlap in their investment portfolios; the Funds’ share the same fund services providers other than the Sub-Adviser; the Acquiring Fund has a significantly lower cost structure (i.e., lower management fee and lower overall expense ratio) than the Acquired Fund; Acquired Fund shareholders may sell their holdings of the Acquired Fund prior to the Reorganization being effected (though such sale might have tax consequences for them); and shareholders of the Acquired Fund will receive shares (and cash in lieu of fractional shares, if any) in the Acquiring Fund equal in value at the time of the Reorganization to the aggregate net asset value of their shares in the Acquired Fund immediately prior to the Reorganization in a tax-free transaction.
The Reorganization of the Acquired Fund into the Acquiring Fund will consolidate two Funds that have investment strategies that are broadly related in providing exposure to U.S. listed securities. The Acquired Fund and the Acquiring Fund are both actively-managed ETFs whose investment objective is to seek long-term capital appreciation. While the principal investment strategies are different in certain respects, including that the Acquiring Fund has a secondary dividend-timing strategy, that may involve the selling of portfolio holdings prior to their distribution record date, both funds are generally managed with a long-term investment horizon coupled with a tax aware investment approach. In addition, while the Acquired Fund generally maintains a more concentrated portfolio than the Acquiring Fund, both Funds have similar top 10 holdings and sector exposures (e.g., information technology, healthcare, and financials). Both Funds invest primarily in equity securities of companies with a market capitalization of $1 billion or greater.
The Trust is an open-end investment management company organized as a Delaware statutory trust. The Adviser to the Acquired Fund is also the investment adviser to the Acquiring Fund. The Adviser will continue to be responsible for providing investment advisory and portfolio management services to the Acquiring Fund following the Reorganization. Alpha Architect, LLC serves as the investment sub-advisor to the Acquiring Fund and will continue to serve as the investment sub-adviser to the Acquiring Fund.
As further explained in the enclosed Information Statement/Prospectus, the Reorganization will be effected pursuant to an Agreement and Plan of Reorganization (the “Plan”). Pursuant to the Plan, the Acquired Fund will transfer all of its assets to the Acquiring Fund in exchange for the assumption of all liabilities of the Acquired Fund by the Acquiring Fund and shares of the Acquiring Fund having an aggregate net asset value (plus cash in lieu of fractional shares, if any) equal to the aggregate net asset value of the shares of the Acquired Fund on the closing date for the Reorganization. The shares of the Acquiring Fund will be distributed pro rata to the shareholders of the Acquired Fund in complete liquidation of the Acquired

Fund. Holders of shares of the Acquired Fund will receive the number of shares of the Acquiring Fund (and cash in lieu of fractional shares, if any) equal in value to the aggregate net asset value of the shares of the Acquired Fund that the shareholder held immediately prior to the Reorganization.
The Reorganization will result in a decrease in the management fee and the total annual fund operating expenses for Acquired Fund shareholders. The Reorganization generally is not expected to result in the recognition of gain or loss by the Acquired Fund or its respective shareholders for federal income tax purposes (except with respect to cash received by shareholders in lieu of fractional Acquiring Fund shares, if any). No sales charges or redemption fees will be imposed in connection with the Reorganization.
On the closing date of the Reorganization, each shareholder of the Acquired Fund will receive a number of shares of the Acquiring Fund (and cash in lieu of fractional shares, if any) equal in value to the aggregate NAV of the Acquired Fund shares held by the Acquired Fund shareholder immediately prior to the Reorganization and will become a shareholder of the Acquiring Fund. The Acquired Fund will redeem any fractional shares held by shareholders at NAV prior to the Reorganizations. Such redemptions are expected to be small and will result in a taxable gain or loss for shareholders who hold such fractional shares in a taxable account.
The direct expenses related to the Reorganization (other than brokerage commissions and other transaction costs associated with the portfolio repositioning discussed below), including the costs associated with the delivery of the enclosed Information Statement/Prospectus, will be borne by the Sub-Adviser and are estimated to be approximately $82,000. The Sub-Adviser will incur these costs whether or not the Reorganization is consummated.

The Acquired Fund may incur costs in the form of brokerage commissions and other trading-related costs related to repositioning the Fund’s portfolio. While the Acquiring Fund and Acquired Fund have the same investment objective and similar principal investment strategies and all securities held by the Acquired Fund are consistent with the Acquiring Fund’s investment restrictions and can be held by the Acquiring Fund, prior to the Reorganization, the Acquired Fund is planning to sell approximately [ ]% of its investments at an anticipated cost to the Acquired Fund of less than 0.01% of its net assets. The proceeds from the sales will be invested in assets that are consistent with the investment process of the Acquiring Fund’s portfolio management team.

Shares of the Funds are listed for trading on The Nasdaq Stock Market LLC. In preparation for the closing of the Reorganization, trading in shares of the Acquired Fund is expected to be suspended immediately after the close of business on October 22, 2026.

More information on the Acquiring Fund, the reasons for the Reorganization, and benefits to the Acquired Fund’s shareholders is contained in the enclosed Information Statement/Prospectus. You should review the Information Statement/Prospectus carefully and retain it for future reference.

We are providing this document for your information only because shareholder approval is not required to effect the Reorganization under the Trust’s organizational documents, Delaware state law, or the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust’s organizational documents give the Board the power to reorganize or consolidate one series of the Trust into another series of the Trust without shareholder approval, unless such approval is required under the 1940 Act. Additionally, certain rules under the 1940 Act permit a reorganization of affiliated companies without obtaining shareholder approval if certain conditions are met.

The Reorganization is expected to close immediately after the close of business on or about October 23, 2026.

If you have any questions regarding the Reorganization, please do not hesitate to call EA at (215) 330-4476.

Sincerely,

Michael D. Barolsky
Vice President and Secretary
EA Series Trust

INFORMATION STATEMENT/PROSPECTUS
FOR THE REORGANIZATION OF

Guru Favorite Stocks ETF (GFGF)

INTO

Alpha Architect US Equity ETF (AAUS)

(each a series of EA Series Trust)
3803 West Chester Pike, Suite 150
Newtown Square, PA 19073

[______, 2026]

This Information Statement/Prospectus is being furnished to shareholders of the Guru Favorite Stocks ETF (the “Acquired Fund”), a series of EA Series Trust (the “Trust”), in connection with an Agreement and Plan of Reorganization (the “Plan”) pursuant to which the Acquired Fund will be reorganized in a tax-free transaction into the Alpha Architect US Equity ETF (the “Acquiring Fund”), also an existing series of the Trust (each of the Acquired Fund and Acquiring Fund may be referred to as a “Fund,” and together, the “Funds”) (the “Reorganization”).

	Acquired Fund	Acquiring Fund
Fund Name	Guru Favorite Stocks ETF	Alpha Architect US Equity ETF
Ticker Symbol	GFGF	AAUS
The Reorganization of the Acquired Fund into the Acquiring Fund will consolidate two Funds of the Trust that have investment strategies that are broadly related in providing exposure to US equity securities. The Acquired Fund and the Acquiring Fund are both actively-managed ETFs. Both Funds share the same non-fundamental investment objective which is to seek long-term capital appreciation. While the principal investment strategies are different in certain respects, including that the Acquiring Fund has a secondary dividend-timing strategy that may involve the selling of portfolio holdings prior to their distribution record date, both funds are generally managed with a long-term investment horizon coupled with a tax aware investment approach. Both Funds invest primarily in equity securities of companies with a market capitalization of $1 billion or greater.
The Trust is an open-end investment management company organized as a Delaware statutory trust. Empowered Funds, LLC dba EA Advisers (“EA” or the “Adviser”) is the investment adviser to the Funds. EA will continue to be responsible for providing investment advisory and portfolio management services to the Acquiring Fund following the Reorganization. Alpha Architect, LLC, the sub-adviser to the Acquiring Fund, will continue to serve as sub-adviser to the Acquiring Fund following the Reorganization.

Shares of the Funds are listed for trading on The Nasdaq Stock Market LLC (the “Exchange”). In preparation for the closing of the Reorganization, trading in shares of the Acquired Fund will be suspended immediately after the close of business on October 22, 2026. The Reorganization is expected to close immediately after the close of business on or about October 23, 2026.

If you need additional copies of this Information Statement/Prospectus, please contact the Funds by calling (215) 330-4476 or by writing to EA Series Trust, 3803 West Chester Pike, Suite 150, Newtown Square, PA 19073.

This Information Statement/Prospectus sets forth concisely the information about the Acquiring Fund that you should know and should be retained for future reference. Additional copies of this Information Statement/Prospectus will be delivered to you promptly upon request.

For a free copy of the Funds’ most recent annual report, please contact the Funds by calling the above-referenced telephone number or by writing to the Funds at the above-referenced address.

Shareholder approval is not required to effect the Reorganization. No action on your part is required to effect the Reorganization.

The SEC has not approved or disapproved the Acquiring Fund’s shares to be issued in the Reorganization nor has it passed on the accuracy or adequacy of this Information Statement/Prospectus. Any representation to the contrary is a criminal offense.

No person has been authorized to give any information or to make any representations other than those contained in this Information Statement/Prospectus and in the materials expressly incorporated herein by reference and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust.

Summary
The following is a summary of more complete information appearing later in this Information Statement/Prospectus or incorporated herein by reference. You should read carefully the entire Information Statement/Prospectus, including the Plan, the form of which is attached as Exhibit A, because it contains details that are not in the summary.
As used herein, the term “Reorganization” refers collectively to: (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund; (2) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (3) the issuance of shares of beneficial interest by the Acquiring Fund to the Acquired Fund in an amount that will equal, in aggregate net asset value (and cash in lieu of fractional shares, if any), to the aggregate net asset value of the shares of the Acquired Fund, on the last business day preceding the closing of the Reorganization; (4) the distribution of shares of the Acquiring Fund pro rata to the shareholders of the Acquired Fund with holders of shares of the Acquired Fund receiving the number of shares of the Acquiring Fund (and cash in lieu of fractional shares, if any) equal in value to the aggregate net asset value of the shares of the Acquired Fund that the shareholder held immediately prior to the Reorganization; and (5) the ultimate redemption and cancellation by the Trust of the shares of the Acquired Fund in complete liquidation and dissolution of the Acquired Fund.

The Reorganization is expected to qualify as a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code (the “Code”). Accordingly, it is anticipated that the Reorganization should not be a taxable transaction, and that the Acquired Fund should not recognize gain or loss, if any, in connection with the transfer of its assets to the Acquiring Fund. Further, a shareholder’s exchange of Acquired Fund shares for Acquiring Fund shares is expected to be a non-taxable event. For information on the tax consequences of the Reorganization, see the sections entitled “Summary – Federal Income Tax Consequences of the Reorganization” and “Information About the Reorganization – Federal Income Tax Consequences” in this Information Statement/Prospectus.
A.    Comparison of Acquired Fund and Acquiring Fund
The following table provides a comparison of pertinent information of the Acquired Fund and the Acquiring Fund.

	Acquired Fund	Acquiring Fund
Form of Organization	Delaware Statutory Trust	same
Net Assets as of June 30, 2026	$36,513,878	$518,264,884
Investment Objective	Seeks long-term capital appreciation.	Same
Investment Adviser	Empowered Funds, LLC dba EA Advisers	Same
Sub-Adviser	GuruFocus Investments, LLC	Alpha Architect, LLC
Portfolio Managers	Charlie Tian, Wm. Joshua Russell, and Richard Shaner co-manage the Fund.	Wesley R. Gray and John R. Vogel co-manage the Fund.
Management Fee	0.65%	0.0945%
Total Annual Fund Operating Expenses as a percentage of average net assets	0.66%	0.0945%
Tax Information	Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an individual retirement account or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.	Same

	Acquired Fund	Acquiring Fund
Financial Intermediary Compensation	If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.	Same
How to Buy and Sell Shares	The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. Creation Units are generally issued and redeemed only in-kind for securities although a portion may be in cash. Shares will trade on the secondary market, however, which is where most retail investors will buy and sell Shares. It is expected that only a limited number of institutional investors, called Authorized Participants or “APs,” will purchase and redeem Shares directly from the Fund. APs may acquire Shares directly from the Fund, and APs may tender their Shares for redemption directly to the Fund, at NAV per Share only in large blocks, or Creation Units. Purchases and redemptions directly with the Fund must follow the Fund’s procedures. Most investors will buy and sell Shares in secondary market transactions through brokers and, therefore, must have a brokerage account to buy and sell Shares. Shares can be bought or sold through your broker throughout the trading day like shares of any publicly traded issuer. The Trust does not impose any redemption fees or restrictions on redemptions of Shares in the secondary market. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered prices in the secondary market for Shares. The price at which you buy or sell Shares (i.e., the market price) may be more or less than the NAV of the Shares. Unless imposed by your broker, there is no minimum dollar amount you must invest in the Fund and no minimum number of Shares you must buy.	Same

B.    Comparison Fee Tables and Examples
The following table shows the fees and expenses for the Acquired Fund based on the financials for the Acquired Fund’s fiscal year ended November 30, 2025 and for the Acquiring Fund based on the financials for the Acquiring Fund’s fiscal period ended September 30, 2025. The pro forma Total Annual Fund Operating Expenses show projected estimated expenses for the Acquiring Fund following the Reorganization, but actual expenses may be higher or lower than those shown. The Acquired Fund and the Acquiring Fund both operate under a unitary fee structure whereby EA receives a management fee from the respective Fund, and EA will then pay all expenses incurred by the respective Fund, except for the management fee and certain other expenses. The unitary fee arrangement will continue for the Acquiring Fund following the Reorganization. The fees and expenses and the example below do not include the brokerage commissions and other fees paid to financial intermediaries that investors may pay on their purchases and sales of shares of an Acquiring Fund.

Guru Favorite Stocks ETF (Acquired Fund)
Alpha Architect US Equity ETF (Acquiring Fund)

	Acquired Fund	Acquiring Fund	Acquiring Fund (Pro forma combined Fund)
Management Fees	0.65%	0.09%[1]	0.09%[1]
Distribution and service (Rule 12b-1) Fees	None	None	None
Other Expenses	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses	0.01%	0.00%	0.00%
Total Annual Fund Operating Expenses	0.66%	0.09%[1]	0.09%[1]
1 The Acquiring Fund’s Management Fee and Total Annual Fund Operating Expenses are 0.0945%. The Management Fee has been restated to reflect current fees.
Example
The Example below is intended to help you compare the cost of investing in the Acquired Fund with the cost of investing in the Acquiring Fund on a pro forma basis. The Example assumes that you invest $10,000 in a Fund and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% annual return, that each Fund’s Total Annual Fund Operating Expenses remain as stated in the previous table and that distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows, if you redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Acquired Fund	$67	$211	$368	$822
Acquiring Fund	$10	$30	$53	$121
Acquiring Fund (Pro forma combined Fund)	$10	$30	$53	$121

Portfolio Turnover
Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when a Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Fund’s performance. During the most recent fiscal period/year ended, each Fund’s portfolio turnover rate as a percentage of each Fund’s average portfolio value was:

Acquired Fund	Portfolio Turnover Rate
Guru Favorite Stocks ETF	39%

Acquiring Fund	Portfolio Turnover Rate
Alpha Architect US Equity ETF*	33%
*The Acquiring Fund commenced operations on July 22, 2025.

C.    The Funds’ Investment Objectives, Principal Investment Strategies, and Principal Risks

Comparison of Investment Objectives
Each Fund’s investment objective is non-fundamental and may be changed by the Fund’s Board of Trustees, without shareholder approval, upon prior written notice to shareholders.

Guru Favorite Stocks ETF (Acquired Fund)	Alpha Architect US Equity ETF (Acquiring Fund)
Seeks long-term capital appreciation.	Seeks to achieve long-term capital appreciation.
Comparison of Principal Investment Strategies
The following is a comparison of the current principal investment strategies of the Funds. Both Funds are actively managed exchange-traded funds that invest primarily in U.S. listed equity securities. While the principal investment strategies are different in certain respects, including that the Acquiring Fund has a secondary dividend-timing strategy, that may involve the selling of portfolio holdings prior to their distribution record date, both Funds are generally managed with a long-term investment horizon and where possible, provide investors with a tax aware investment. Both Funds invest primarily in equity securities of companies with a market capitalization of $1 billion or greater.
The Acquiring Fund may invest in options to gain equity exposure while the Acquired Fund does not invest in options. Furthermore, the Acquiring Fund may invest in companies of any size, while the Acquired Fund generally invests in mid- and large- capitalization companies. As a result of these differences, the risks related to such investments are different. For example, the Acquired Fund is subject to the risks associated with investing in mid- and large- capitalization companies while the Acquiring Fund is subject to the risks of investing in issuers of all sizes, including small-, mid-, and large- capitalization companies. As previously noted, the Acquired Fund does not invest in options so it is not subject to options related risks, including counterparty risk, like the Acquiring Fund.
Both Funds generally invest across a broad array of sectors and companies but, from time to time, based on market conditions and portfolio positioning, each Fund’s investment strategy may emphasize exposure to particular sectors. For example, as of June 30, 2026 both Fund's had significant exposure to companies within the information technology sector.
In addition, both Funds may also invest for temporary defensive purposes a portion or all of its assets in cash; short-term U.S. government securities and government agency securities; investment grade money market instruments; money market mutual funds; investment grade fixed income securities; repurchase agreements; commercial paper; cash equivalents; and exchange-traded investment vehicles that principally invest in the foregoing instruments, when it is believed the circumstances warrant such a temporary defensive investment position.
Each Fund seeks to achieve its investment objective by using the following strategies.

Guru Favorite Stocks ETF (Acquired Fund)	Alpha Architect US Equity ETF (Acquiring Fund)
The Fund is an actively-managed exchange-traded fund (“ETF”). The Fund’s investment strategy is to seek to grow capital by investing in high quality companies that are favored by prominent long-term investors (“Gurus”) and at reasonable prices.	The Fund is an actively managed exchange-traded fund (“ETF”) managed by Alpha Architect, LLC, the Fund’s investment sub-adviser (the “Sub-Adviser”). The Fund’s primary strategy seeks to achieve broad-based exposure to the U.S. equity market through a diverse group of U.S. companies across market sectors, styles (e.g., value or growth), and industry groups or ETFs that provide similar exposure to U.S. companies. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) will be invested in the equity securities of U.S. companies. The Sub-Adviser defines U.S. companies as companies whose securities are traded principally in the United States or that have their principal place of business in the United States.The Fund’s strategy may result in frequent trading resulting in increased transactional costs.
The Fund’s investment sub-adviser, GuruFocus Investments, LLC (the “Sub-Adviser”) tracks the equity portfolio holdings of approximately twenty Gurus. To be considered a Guru, the investor must have a long-term, publicly available, track record of at least ten years. In addition, the Guru must follow an investment strategy of investing in companies that the Guru considers to be high-quality. The list of Gurus will generally remain consistent absent unusual circumstances – for example, the retirement of a particular Guru.	The Fund’s investments in other ETFs may be selected for their ability to represent a broad-based set of companies or companies of a certain market capitalization, a particular sector (e.g., information technology companies), or a subset of an asset class (e.g., small cap value companies), or based on factors such as their risk adjusted return, alpha, style (e.g., growth or value), or other factors that help the Fund achieve broad exposure across U.S. equities. The Fund’s investments in other ETFs may include ETFs that are affiliated (i.e., that have the same investment adviser or sub-adviser).
The Sub-Adviser then generates an initial universe of U.S.-listed securities based on the Gurus’ portfolios. The Sub-Adviser tracks each of the Guru’s portfolio holdings using publicly available information, including information contained in Form 13F filings. The Sub-Adviser then generally eliminates securities of companies with a market capitalization of less than one billion dollars. In addition, the Sub-Adviser excludes any debt securities and derivative instruments from the initial universe. The Sub-Adviser then ranks the remaining equity securities held in Gurus’ portfolios based on the Gurus’ ownership. A security is counted each time it is held in any Guru’s portfolio. For example, if five Gurus hold the securities of a particular company, that company’s securities would receive a rank of 5. The ranking is done without regard to the size of the Gurus’ holdings. For example, if two securities are held by the same number of Gurus, the two securities will have the same rank regardless of whether the Gurus invest more heavily in one of them.	The Fund seeks to achieve broad exposure to U.S. equity markets, including exposure to both dividend and non-dividend paying U.S. companies directly or in ETFs that invest in dividend-paying stocks. The Fund’s investment universe of stocks typically starts with publicly traded U.S. equity securities, including common and preferred stocks, that have a market capitalization of $1 billion or greater at the time of purchase, excluding business development companies and special purpose acquisition companies (SPACs). The Sub-Adviser generally applies a weighting process that is designed to favor those companies with higher market capitalizations relative to the other companies in the investment universe. Market capitalization is derived by multiplying the number of outstanding shares by the market price of each share.

Guru Favorite Stocks ETF (Acquired Fund)	Alpha Architect US Equity ETF (Acquiring Fund)
After the Sub-Adviser has ranked the equity securities in the initial universe, the Sub-Adviser then employs a proprietary quantitative methodology to determine the quality and value of each of them. Quality is a measure of the strength of a security’s fundamentals. In contrast, value is a measure of a security’s price relative to the Sub-Adviser’s estimate of the fundamental value of that security.	Although the Fund seeks investments across a broad array of sectors and companies, from time to time, based on market conditions and portfolio positioning, the Fund’s investment strategy may emphasize exposure to particular sectors, and the Fund may have exposure to large-, mid- and small-capitalization U.S. companies.
For the quality determination, the Sub-Adviser analyzes each company using various financial measurements, such as the company’s return on invested capital (ROIC), profit margin, growth, and the predictability of the businesses etc. For the valuation determination, the Sub-Adviser analyzes a different set of financial measurements, which may include an analysis of a company’s price to earnings, price to book value, price to sales, and discounted cash flow. All things being equal, the Sub-Adviser will recommend a high-ranked security over a lower-ranked security. However, the Sub-Adviser may recommend a lower-ranked security over a high-ranked security if, based on the Sub-Adviser’s assessment, the lower-ranked security is of a better quality or value.	As a secondary strategy, the Sub-Adviser may implement a systematic dividend-timing strategy. As part of such strategy, the Sub-Adviser monitors the Fund’s portfolio to identify securities or ETFs expected to pay a dividend in the immediate future and evaluates whether to replace such securities or ETFs prior to their distribution record date. This strategy is informed by the Sub-Adviser’s proprietary research indicating that demand for dividend-paying securities tends to be elevated prior to a dividend distribution (potentially raising prices relative to fundamentals) and depressed following distribution (potentially lowering prices relative to fundamentals). The Fund seeks to take advantage of these imbalances while preserving broad market exposure. The Sub-Adviser intends to use the dividend-timing strategy only to the extent that such strategy does not detract from the Fund’s broad market exposure and after considering the impact of such strategy on transactions costs, tax treatment, and other factors.
The Sub-Adviser will recommend approximately 25-35 equity securities for the Fund’s portfolio. The Fund will generally be fully invested. The Sub-Adviser takes a long-term investment view, and will generally recommend changes to the Fund’s portfolio twice a year, near the beginning of each year, and mid-year.	The Sub-Adviser may elect not to replace a holding that is scheduled to pay a dividend to maintain the portfolio’s broad exposure, to avoid the costs associated with replacing a holding, or based on other effects that replacing a security would have on the Fund. While the Fund is expected to have a lower yield than it would if the Sub-Adviser did not replace stocks prior to their distribution record date, there is no guarantee that the dividend-timing strategy will be successful in its attempt to minimize the Fund’s taxable income or improve the Fund’s performance.

Guru Favorite Stocks ETF (Acquired Fund)	Alpha Architect US Equity ETF (Acquiring Fund)
The Fund is expected to have significant exposure to the Financials, Information Technology, and Communication Services sectors. The Fund’s sector exposures may change over time.	The Fund may invest in options contracts (puts and calls) to obtain exposure to the broad U.S. equity market or any segment of the U.S. equity market either as a replacement for direct investments in such securities or as a means of obtaining more efficient exposure for the Fund than through equity or ETF investments.
The Sub-Adviser will reconstitute the Fund’s investment universe at least annually (e.g., April of each year) following its reevaluation of the Fund’s investment universe. The Fund’s strategy may result in frequent trading resulting in increased transactional costs.

Comparison of Principal Investment Risks
This section will help you compare the principal investment risks of the Acquired Fund and the Acquiring Fund. The risks unique to a particular Fund are noted in the table below.

Guru Favorite Stocks ETF (Acquired Fund)	Alpha Architect US Equity ETF (Acquiring Fund)
Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.

Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.

Mid-Capitalization Companies Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Same.

Guru Favorite Stocks ETF (Acquired Fund)	Alpha Architect US Equity ETF (Acquiring Fund)
The Acquired Fund does not separately disclose this risk.
Small-Capitalization Companies Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and, during adverse circumstances, may be more difficult to sell and receive a sales price comparable to the value assigned to the security by the Fund. These securities are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies, which may make the valuation of such securities more difficult if there is not a readily available market price.

The Acquired Fund does not separately disclose this risk.
Risk of Investing in the United States. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security, such as geopolitical events and environmental disasters. The value of a security may also decline due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
Same.

Guru Favorite Stocks ETF (Acquired Fund)	Alpha Architect US Equity ETF (Acquiring Fund)
The Acquired Fund does not separately disclose this risk.
Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations, and the risks inherent in investment in interest rate sensitive markets. Interest rate markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, the investment’s average time to maturity, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

Stale Information Risk. The Sub-Adviser will recommend securities for the Fund based on publicly available information about the Gurus’ holdings. However, the publicly available information does not generally reflect real-time portfolio holdings. For example, information obtained via Form 13F filings are available only quarterly, and will contain information that is at least 45 days’ old. As a result, the Sub-Adviser may rank a particular security higher than it would have been ranked if the Sub-Adviser had access to all of the Guru’s portfolio holdings on a real-time basis. As a result, the Fund may purchase securities or retain securities that are no longer favored by the Gurus, which may hurt the Fund’s performance.
The Acquiring Fund does not separately disclose this risk.
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
Same.
The Acquired Fund does not separately disclose this risk.	Investment Strategy Risk. There is no guarantee that the Fund will be able to successfully minimize the taxable income generated by an investment in Fund Shares.

Guru Favorite Stocks ETF (Acquired Fund)	Alpha Architect US Equity ETF (Acquiring Fund)
Quantitative Security Selection Risk. Data for some companies may be less available and/or less current than data used by other investment advisory firms. The Sub-Adviser uses quantitative analyses, and its processes could be adversely affected if erroneous or outdated data is utilized. In addition, securities selected using a quantitative analysis could perform differently from the financial markets as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic and changes in the characteristic’s historical trends.
The Acquiring Fund does not separately disclose this risk.
Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s or Sub-Adviser’s success or failure to implement investment strategies for the Fund.
Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s or portfolio managers’ success or failure to implement investment strategies for the Fund. The success of the Fund’s investment program depends on the Sub-Adviser and the portfolio managers’ skill in implementing the Fund’s investment strategy. It is important to note that, as part of the security selection process, the Sub-Adviser does not perform any type of fundamental or quantitative analysis on the component companies. Security selection and weighting are driven primarily by a securities market capitalization.

Value Stock Investment Risk. The Fund may invest in what the Sub-Adviser considers to be value stocks. A value stock may not increase in price if other investors fail to recognize the company’s value or the markets favor faster-growing companies. Investing in or having exposure to “value” stocks presents the risk that the stocks may never reach what the Sub-Adviser believes are their full market values, either because the market fails to recognize what the Sub-Adviser considers to be the companies’ true business values, including its assessment of their intangible value, or because the Sub-Adviser misjudged the company’s value. For any particular stock, there can be no assurances that the market will reflect the fair value of the stock, and it may remain undervalued.
The Acquiring Fund does not separately disclose this risk.

Guru Favorite Stocks ETF (Acquired Fund)	Alpha Architect US Equity ETF (Acquiring Fund)
Quality Stocks Risk. The Fund may invest in what the Sub-Adviser considers to be quality stocks. Stocks that are deemed by the Sub-Adviser to be quality stocks do not guarantee that the past performance of these stocks will continue. Companies that issue these stocks may experience a decline in value, as well as increased leverage, resulting in lower than expected or negative returns to Fund shareholders. Many factors can affect a stock’s quality and performance, and the impact of these factors on a stock or its price can be difficult to predict.
The Acquiring Fund does not separately disclose this risk.
The Acquired Fund does not separately disclose this risk.
Annual Reevaluation Risk. The Fund’s investment universe will be reevaluated annually by the Sub-Adviser. As a result, the Fund’s exposure to one or more securities may be affected by significant price movements promptly following the annual re-evaluation. Such lags between re-evaluations may result in significant performance swings relative to the broader equity markets.

Semi-Annual Reallocation Risk. Because the Sub-Adviser will normally recommend changes to the Fund’s portfolio on a semi-annual basis, (i) the Fund’s market exposure may be affected by significant market movements promptly following a semi-annual reconstitution that are not predictive of the market’s performance for the subsequent semi-annual period and (ii) changes to the Fund’s market exposure may lag a significant change in the market’s direction (up or down) by as long as a half a year if such changes first take effect promptly following a semi-annual reconstitution. Such lags between market performance and changes to the Fund’s exposure may result in significant underperformance relative to the broader equity or fixed income market.
The Acquiring Fund does not separately disclose this risk.

Guru Favorite Stocks ETF (Acquired Fund)	Alpha Architect US Equity ETF (Acquiring Fund)
Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Sub-Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.
•Information Technology Sector Risk. The Fund will have exposure to companies operating in the technology sector. Technology companies, including information technology companies, may have limited product lines, financial resources and/or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
•Financials Sector Risk. The Fund is expected to have exposure to companies in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.
• Communication Services Sector Risk. Companies in the communications sector may be affected by industry competition, substantial capital requirements, government regulation, cyclicality of revenues and earnings, obsolescence of communications products and services due to technological advancement, a potential decrease in the discretionary income of targeted individuals and changing consumer tastes and interests.

Sector Risk. If the Fund’s portfolio is overweighted in a certain sector, any negative economic, financial, market, business, or other developments affecting that sector will have a greater impact on the Fund than on a fund that is not overweighted in that sector. A certain sector may underperform other sectors or the market as a whole. Economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector. This may increase the risk of loss associated with an investment in the Fund and increase the volatility of the Fund’s net asset value per share.
•Information Technology Sector Risk. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Guru Favorite Stocks ETF (Acquired Fund)	Alpha Architect US Equity ETF (Acquiring Fund)
ETF Risks.	Same.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Same.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The Nasdaq Stock Market LLC (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
Same.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
Same.

Guru Favorite Stocks ETF (Acquired Fund)	Alpha Architect US Equity ETF (Acquiring Fund)
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Same.
The Acquired Fund does not separately disclose this risk.
Buying or Purchasing Options Risk. Options are instruments whose value is derived from that of other assets, rates, or indexes. Since many factors influence the value of an option, including the price of the underlying asset, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying asset, the buyer’s success in implementing an option buying strategy may depend on an ability to predict movements in the prices of individual assets, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position.

The Acquired Fund does not separately disclose this risk.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed. Exchange listed options are issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Also, since the Fund is not a member of the OCC (a “clearing member”), and only clearing members can participate directly in the OCC, the Fund will hold options contracts through commingled omnibus accounts at clearing members. As a result, Fund assets deposited with a clearing member as margin for options contracts may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. Although clearing members guarantee performance of their clients’ obligations to the OCC, there is a risk that Fund assets might not be fully protected in the event of the clearing member’s bankruptcy.

Guru Favorite Stocks ETF (Acquired Fund)	Alpha Architect US Equity ETF (Acquiring Fund)
The Acquired Fund does not separately disclose this risk.
High Portfolio Turnover Risk. The Fund’s investment strategy is expected to result in higher turnover rates. This may increase the Fund’s brokerage commission costs, which could negatively impact the performance of the Fund. Rapid portfolio turnover may expose shareholders to a higher current realization of short-term capital gains, distributions of which would generally be taxed to you as ordinary income and thus cause you to pay higher taxes. In order to effectuate the Fund’s strategy, the Sub-Adviser is relying upon the ability to conduct in-kind redemptions of the Fund’s portfolio holdings. In the event that the Sub-Adviser is unable to do so, the ability of the Sub-Adviser to minimize the taxable income generated by an investment in Fund Shares will be impaired.

The Acquired Fund does not separately disclose this risk.
New Fund Risk. The Fund is a recently organized investment company with limited or no operating history. As a result, prospective investors have limited or no track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.

D.    Comparison of Investment Advisory Agreements, Sub-Advisory Agreements, and Portfolio Managers
Investment Advisory Agreements
Both Funds are party to the same investment advisory agreement between the EA Series Trust, on behalf of each Fund, and EA Advisers (the “EA Advisory Agreement”). The EA Advisory Agreement describes the services EA will provide to the Funds which includes the selection and oversight of a Fund's investment sub-adviser. EA also provides trading, execution and various other administrative services and supervises the overall daily affairs of the Funds. The services provided by EA to the Acquiring Fund will not change following the Reorganization.
For its services under the EA Advisory Agreement, EA is entitled to a management fee for each Fund based on the Fund’s average daily net assets, as follows:

Acquired Fund	Management Fee
Guru Favorite Stocks ETF	0.65%

Acquiring Fund	Management Fee[1]
Alpha Architect US Equity ETF	0.09%
1 The Fund’s Management Fee is 0.0945%.
Pursuant to the terms of the EA Advisory Agreement, EA will pay all expenses incurred by the Funds except for the management fee, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses (including affiliated funds’ fees and expenses), taxes (including tax-related services), interest (including borrowing costs), litigation expenses (including class action-related services) and other non-routine or extraordinary expenses. Additionally, each Fund shall be responsible for its non-operating expenses and fees and expenses associated with a Fund’s securities lending program, if applicable.

Acquired Fund
For the fiscal period ended November 30, 2025, EA received the following investment management fee rates, after taking into account any applicable management fee waivers and performance fee adjustments:

Acquired Fund	Management Fee
Guru Favorite Stocks ETF	0.65%
A discussion regarding the basis for the Board’s approval of the Advisory Agreement and the Sub-Advisory Agreement with respect to the Acquired Fund is available in the Acquired Fund’s Semi-Annual Report dated May 31, 2026.
Acquiring Fund
For the fiscal period ended September 30, 2025, EA received the following investment management fee rates, after taking into account any applicable management fee waivers and performance fee adjustments:

Acquiring Fund	Management Fee[1]
Alpha Architect US Equity ETF	0.15%
1The Fund began operations on July 22, 2025. Effective May 1, 2026, the Fund's Management Fee was contractually reduced from 0.15% to 0.0945% per annum.
A discussion regarding the basis for the Board’s approval of the Advisory Agreement and the Sub-Advisory Agreement with respect to the Acquiring Fund is available in the Acquiring Fund’s Form N-CSR to shareholders for the fiscal period/year ending September 30, 2025.
Sub-Advisory Agreements
The Acquired Fund’s and the Acquiring Fund’s sub-advisory agreements are similar except for differences in the parties to the respective agreement, management fees, and effective dates, as well as differences in the description of the investment authority for each sub-adviser. The sub-advisory agreement for the Acquired Fund states that the sub-adviser has non-discretionary authority over the Fund's portfolio, while the sub-advisory agreement for the Acquiring Fund states that the sub-adviser has discretionary authority over the Fund’s portfolio. This distinction does not impact how each Fund is managed because in both scenarios the sub-advisers are responsible for selecting a Fund’s investments in accordance with such Fund’s investment objectives, policies, and restrictions and providing such selections to EA for implementation. The sub-advisers are not responsible for selecting broker-dealers or placing a Fund’s trades. Under both sub-advisory agreements, EA maintains such discretionary authority as it deems appropriate for effecting fund transactions. Lastly, under both sub-advisory agreements the Board retains ultimate authority over each Fund and may take any and all actions necessary and reasonable to protect shareholders.
Pursuant to each sub-advisory agreement, EA compensates the respective sub-adviser out of the unitary investment management fees it receives from a Fund.
Acquired Fund
EA has entered into a sub-advisory agreement with GuruFocus Investments, LLC (“GuruFocus”) and the EA Series Trust with respect to the Acquired Fund (the “GFGF Sub-Advisory Agreement”).
For the services it provides to the Acquired Fund, GuruFocus is entitled to receive a management fee, which is calculated daily and payable monthly, at an annual rate based on the Fund’s average daily net assets multiplied by the sub-advisory fee of 0.30%. The payment of a management fee by EA to GuruFocus is subject to the terms of the Fund sponsorship agreement described below. Following the Reorganization, GuruFocus will no longer serve as a sub-adviser to the Trust.
Acquiring Fund
EA has entered into a sub-advisory agreement with Alpha Architect, LLC (“AA”) and the EA Series Trust with respect to the Acquiring Fund (the “AA Sub-Advisory Agreement”).

For the services it provides to the Acquiring Fund, AA is entitled to receive a management fee, which is calculated daily and payable monthly, at an annual rate based on the Fund’s average daily net assets multiplied by the sub-advisory fee of 0.05%. The payment of a management fee by EA to AA is subject to the terms of the Fund sponsorship agreement described below. Following the Reorganization, AA will continue to serve as a sub-adviser to the Trust and the Acquiring Fund.
Fund Sponsor
EA has entered into a fund sponsorship agreement with each sub-adviser pursuant to which the sub-adviser is also the sponsor of the applicable Fund (“Fund Sponsor”). Under this arrangement, the Fund Sponsor has agreed to provide financial support to the applicable Fund (as described below) and, in turn, EA has agreed to share with the Fund Sponsor a portion of profits, if any, generated by the applicable Fund’s Advisory Fee. Every month, the Advisory Fee, which is a unitary management fee, is calculated and paid to the Adviser.

If the amount of the unitary management fee exceeds the applicable Fund’s operating expenses and the Adviser-retained amount, EA pays the net total to the Fund Sponsor. The amount paid to the Fund Sponsor represents both the sub-advisory fee and any remaining profits from the Advisory Fee. During months where there are no profits or the funds are not sufficient to cover the entire sub-advisory fee, the sub-advisory fee is automatically waived.

If the amount of the unitary management fee is less than the applicable Fund’s operating expenses and the Adviser-retained amount, Fund Sponsor is obligated to reimburse the Adviser for the shortfall.
The Adviser-retained amount represents an agreed upon fee arrangement between EA and Fund Sponsor. This arrangement calls for the Fund Sponsor to pay EA a fee and reimburse EA for certain Fund operating expenses it paid pursuant to the Advisory Agreement.

Portfolio Managers
Charlie Tian, Ph.D., founder and chief executive officer of GuruFocus, has been primarily responsible for the day-to-day management of the Acquired Fund since 2021. Dr. Tian provides his recommendations to Messrs. Wm. Joshua Russell and Richard Shaner, Portfolio Managers of the Adviser, who, since 2023 and 2021, respectively, are also primarily and jointly responsible for the day-to-day management of the Acquired Fund.

Drs. Wesley R. Gray, Chief Executive Officer and Co-Chief Investment Officer, and John R. Vogel, Co-Chief Investment Officer and Chief Financial Officer, of AA, are co-portfolio managers for the Acquiring Fund. Each portfolio manager has managed the Acquiring Fund since its inception.
Following the Reorganization, Drs. Gray and Vogel will continue to co-manage the Acquiring Fund.

E. Comparison of Distribution, Purchase and Redemption, and Distribution Plan
Distribution
The Funds distribute their net investment income annually and their net realized capital gains at least annually, if any. Both Funds have not established a dividend reinvestment plan, but dividends may be reinvested automatically in additional shares if the broker through whom you hold such shares makes this option available.

BUYING AND SELLING FUND SHARES
Each Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. Each Fund’s Creation Units are generally issued and redeemed only in-kind for securities although a portion may be in cash.

Shares will trade on the secondary market, however, which is where most retail investors will buy and sell Shares. It is expected that only a limited number of institutional investors, called Authorized Participants or “APs,” will purchase and redeem Shares directly from the Funds. APs may acquire Shares directly from the Funds, and APs may tender their Shares for redemption directly to the Funds, at NAV per Share only in large blocks, or Creation Units. Purchases and redemptions directly with the Funds must follow the Funds’ procedures, which are described in Purchase and Redemption section in Exhibit E.

Except when aggregated in Creation Units, Shares are not redeemable with the Funds.

BUYING AND SELLING SHARES ON THE SECONDARY MARKET

Most investors will buy and sell Shares in secondary market transactions through brokers and, therefore, must have a brokerage account to buy and sell Shares. Shares can be bought or sold through your broker throughout the trading day like shares of any publicly traded issuer. The Trust does not impose any redemption fees or restrictions on redemptions of Shares in the secondary market. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered prices in the secondary market for Shares. The price at which you buy or sell Shares (i.e., the market price) may be more or less than the NAV of the Shares. Unless imposed by your broker, there is no minimum dollar amount you must invest in a Fund and no minimum number of Shares you must buy.

Book Entry. Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”), or its nominee, will be the registered owner of all outstanding Shares and is recognized as the owner of all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely on the procedures of DTC and its participants. These procedures are the same as those that apply to any stocks that you hold in book entry or “street name” through your brokerage account. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for distributing income dividends and capital gain distributions and for ensuring that you receive shareholder reports and other communications from the Funds.
Share Trading Prices. The trading prices of Shares may differ from the applicable Fund’s daily NAV and can be affected by market forces of supply and demand for Shares, the prices of the applicable Fund’s portfolio securities, economic conditions and other factors.

The Exchange, through the facilities of the Consolidated Tape Association or another market information provider, intends to disseminate the approximate value of each Fund’s portfolio every fifteen seconds during regular U.S. trading hours. This approximate value should not be viewed as a “real-time” update of the NAV of a Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The quotations for certain investments may not be updated during U.S. trading hours if such holdings do not trade in the U.S., except such quotations may be updated to reflect currency fluctuations. Each Fund is not involved in, or responsible for, the calculation or dissemination of the approximate values and makes no warranty as to the accuracy of these values.

Continuous Offering. The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by a Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirements and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells the Shares directly to customers or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Active Investors and Market Timing

The Board has evaluated the risks of market timing activities by the Funds’ shareholders. The Board noted that Shares can be purchased and redeemed directly from a Fund only in Creation Units by APs and that the vast majority of trading in Shares occurs on the secondary market. Because the secondary market trades do not directly involve the Funds, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Funds’ trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with a Fund, to the extent effected in-kind (i.e., for securities), the Board noted that those trades do not cause the harmful effects (as previously noted) that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact a Fund’s ability to achieve its investment objective, although in certain circumstances (e.g., in conjunction with a reallocation of a Fund’s investments), such trades may benefit Fund shareholders by increasing the tax efficiency of a Fund. The Board also noted that direct trading by APs is critical to ensuring that Shares trade at or close to NAV. In addition, the Funds will impose transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by a Fund in effecting trades. Given this structure, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of Shares.

Net Asset Value

The NAV of Shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern time.

Each Fund calculates its NAV per Share by:

•Taking the current market value of its total assets,
•Subtracting any liabilities, and
•Dividing that amount by the total number of Shares owned by shareholders.

Fair Value Pricing

Subject to its oversight, the Board has delegated primary responsibility for determining or causing to be determined the value of each Fund’s investments to the Adviser, pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Funds. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports.

Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. Registered investment companies are permitted to invest in another registered investment company, an acquired fund, beyond the limits set forth in Section 12(d)(1) of the 1940 Act subject to certain terms and conditions set forth in Rule 12d1-4 under the 1940 Act.
Distribution Plan
The EA Series Trust Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act for the Funds. In accordance with its Rule 12b-1 plan, the Funds may be authorized to pay distribution fees of up to 0.25% of its average daily net assets each year to the Distributor and other firms that provide distribution and shareholder services. The maximum amount payable under the Plan as it relates to each Fund is set at 0% until there is further action by the EA Series Trust Board. In the event 12b-1 fees are charged, over time they would increase the cost of an investment in the Acquiring Fund because they would be paid on an ongoing basis.
F.     Key Information about the Reorganization
The following is a summary of key information concerning the Reorganization. Keep in mind that more detailed information appears in the Plan, a form of which is attached to this Information Statement/Prospectus as Exhibit A.
1. Agreement and Plan of Reorganization
The Plan sets forth the terms by which the Acquired Fund will be reorganized into the Acquiring Fund. The form of the Plan is attached as Exhibit A and the description of the Plan contained herein is qualified in its entirety by the attached Plan. The following discussion summarize the material terms of the Plan and the federal income tax treatment of the Reorganization.
The Plan provides that the Acquired Fund will transfer all of its assets to the Acquiring Fund in exchange for (i) shares of the Acquiring Fund with an aggregate NAV equal to the aggregate NAV of the Acquired Fund as of the close of business on the closing date of the Reorganization (the “Closing”), and (ii) the assumption by the Acquiring Fund of all of the Acquired Fund’s liabilities. Immediately thereafter, the Acquired Fund will distribute the shares of the Acquiring Fund and cash to its shareholders in exchange for the Acquired Fund shares held by the shareholders in complete liquidation of the Acquired Fund. However, shares of the Acquiring Fund are not issued in fractional shares. As a result, the Acquired Fund will redeem any fractional shares held by shareholders at NAV prior to the Reorganizations. Such redemptions are expected to be small and will result in a taxable gain or loss for shareholders who hold such fractional shares in a taxable account.
The Acquired Fund shareholder will receive a number of shares of beneficial interest of the Acquiring Fund and cash in lieu of fractional Acquiring Fund shares (if applicable) equal in aggregate value to the aggregate NAV of the Acquired Fund shares held by such shareholder immediately prior to the Reorganization.
The expenses associated with the Reorganization will be borne by GuruFocus. Certificates evidencing Acquiring Fund shares will not be issued to Acquired Fund shareholders.
Until the Closing, shareholders of the Acquired Fund will continue to be able to sell their shares on any day that the NYSE is open for trading, subject to certain restrictions. After the Reorganization, all of the issued and outstanding shares of the Acquired Fund will be canceled on the books of the Acquired Fund and the transfer agent books of the Acquired Fund will be permanently closed.
The Reorganization is subject to a number of conditions, including, without limitation, the receipt of a legal opinion from tax counsel to the Trust with respect to the federal income tax consequences of the Reorganization. Assuming satisfaction of the conditions in the Plan, the Reorganization is expected to be effective immediately after the close of business on October 23, 2026, or such other date agreed to by the Trust, on behalf of the Acquired Fund and the Acquiring Fund.

The Plan may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust. In addition, the Plan may be terminated at any time prior to the Closing by the Trust's Board if, among other reasons, the Trust Board determines that the Reorganization is not in the best interests of its shareholders.
2. Description of the Acquiring Fund's Shares
The Acquiring Fund’s shares issued to the shareholders of the Acquired Fund pursuant to the Reorganization will be duly authorized, validly issued, fully paid and non-assessable when issued, will be transferable without restriction and will have no preemptive or conversion rights. Individual shares of the Acquiring Fund may only be bought and sold in the secondary market through a broker-dealer at market price.
3. Board Considerations Relating to the Reorganization
The Board discussed and considered the Reorganization with representatives of EA at a meeting held on July 17, 2026. In considering the Reorganization, the Board and its Independent Trustees, with the advice and assistance of independent legal counsel, reviewed and received information provided by EA, GuruFocus, and Alpha Architect, LLC addressing, among other things, the nature and structure of the Reorganization, the proposed impact and benefits to shareholders, any changes in portfolio strategy, management, or design, the Adviser’s and Acquiring Fund’s sub-adviser’s experience, resources, and capabilities, and the tax impact of the Reorganization.
At this meeting, the Board reviewed information about the proposed Reorganization. For the reasons discussed below, the Trustees, including all of the Independent Trustees, determined that the Reorganization is in the best interests of both Funds and their shareholders and that the interests of the Funds and their shareholders would not be diluted as a result of the Reorganization. The Board took note of the fact that the Reorganization is being conducted in accordance with Rule 17a-8 under the 1940 Act, which permits affiliated funds to be reorganized without obtaining the vote of shareholders if certain conditions are met. The Board was presented with and considered that the relevant conditions of Rule 17a-8 were satisfied in connection with the Reorganization and that shareholders of the Acquired Fund would receive a copy of the Information Statement/Prospectus prior to the Reorganization. For these purposes, the Funds may rely on Rule 17a-8 to be reorganized without a shareholder vote because the following conditions are expected to be true at the time of the Reorganization: (i) none of the fundamental policies of the Acquired Fund are materially different from a fundamental policy of the Acquiring Fund; (ii) the investment advisory agreement between the Acquired Fund and the Adviser is not materially different from the investment advisory agreement between the Acquiring Fund and the Adviser; (iii) the investment sub-advisory agreement between the Acquired Fund, the Adviser and the sub-adviser is not materially different from the investment sub-advisory agreement between the Acquiring Fund, the Adviser and the sub-adviser; (iv) the independent board members overseeing the Acquired Fund who were elected by shareholders comprise a majority of the independent board members who oversee the Acquiring Fund; and (v) both the Acquired Fund and the Acquiring Fund have adopted the same distribution plan pursuant to Rule 12b-1 under the 1940 Act, but neither Fund is currently assessing a distribution fee nor are there any plans to do so.
Representatives of EA had informed the Board of Trustees that they had determined that the Reorganization would be advisable and in the best interests of the Acquired Fund, the Acquiring Fund, and their shareholders because the primary purpose of the Reorganization is to combine two funds with the same investment objectives into a single fund having a larger asset base that will provide immediate economies of scale to Acquired Fund shareholders and has the potential to produce greater economies of scale for all shareholders by spreading costs over a larger base of assets. The Board acknowledged the differences in the Funds’ investment strategies but noted that both Funds provide broad exposure to the U.S. equity market, are measured against the same broad-based benchmark and are designed to serve as broad-based equity holdings for shareholders. The Board noted that shareholders of the Acquired Fund will enjoy an immediate reduction in the management fees (0.65% vs. 0.0945%) paid along with a reduction in the overall expense ratio (0.66% vs. 0.0945%). The Board also took note of the long-term sales prospects of the Acquiring Fund as compared to the Acquired Fund and considered that the Acquired Fund has not grown materially in assets over the past three fiscal years ended November 30, 2025 and therefor has not gained sufficient assets to support its continued operation. The Board also considered both Funds’ performance, noting that over the Acquiring Fund’s limited period of operations, the Acquiring Fund has generally outperformed the Acquired Fund with less volatility.

In evaluating the Reorganization, the Board considered the following factors, among others:
•The Acquired Fund and the Acquiring Fund have the same investment objective and similar principal investment strategies with certain material differences, including, among others, the Acquiring Fund’s dividend-timing strategy and its ability to invest in options (puts and calls) for equity market exposure.
•Over the limited period of Acquiring Fund’s operations, it has generally outperformed the Acquired Fund with less volatility.
•The Adviser and Acquiring Fund’s sub-adviser will both continue to be responsible for the day-to-day management of the Acquiring Fund.
•The management fee and total annual fund operating expenses of the Acquiring Fund are significantly lower than those of the Acquired Fund.
•The principal risks associated with owning shares of the Acquiring Fund are similar to the risks associated with owning shares of the Acquired Fund, with some exceptions, including certain options-specific risks.
•The fundamental investment policies of the Funds are the same.
•The procedures for purchases and redemptions of shares of both Funds are the same and both Funds offer the same investor services and options.
•The Acquired Fund Sub-Adviser has indicated that it does not expect to continue operating the Acquired Fund because it has not achieved sufficient asset scale to support its continued operation, and that if the Acquired Fund were liquidated, that could be a taxable event for shareholders of the Acquired Fund.
•The terms and conditions of the Plan, including the Acquiring Fund’s assumption of the assets and liabilities of the Acquired Fund.
•The Reorganization would be structured to be tax-free reorganizations for federal income tax purposes.
•The costs of the Reorganization, excluding brokerage fees and commissions, would be borne by GuruFocus, the Acquired Fund Sub-Adviser, and not by the Acquired Fund or Acquiring Fund.
•The potential benefits of the Reorganization, including operational efficiencies, that may be achieved from the Reorganization.
•The Acquired Fund’s shareholders will receive Acquiring Fund Shares with the same aggregate NAV as their Acquired Fund Shares (adjusted for distributions to redeem fractional shares, if any).
•The alternatives available to the shareholders of the Acquired Fund, including the ability to sell their shares.
•There are no adverse effects on the Funds or their shareholders expected to result from the Reorganization.
•The status of the Acquiring Fund as the performance and accounting survivor.
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After consideration of these and other factors it deemed appropriate, the Board determined that the Reorganization is in the best interests of the Acquired Fund and would not dilute the interests of the Acquired Fund’s existing shareholders. The Board, including the Independent Trustees, unanimously approved the Reorganization of the Acquired Fund into the Acquiring Fund. The Board of Trustees has also approved the Reorganization on behalf of the Acquiring Fund and has concluded that the Reorganization is in the best interest of the Acquiring Fund and its shareholders, and that the interests of the Acquiring Fund’s existing shareholders would not be diluted as a result of the Reorganization.
4. Federal Income Tax Consequences
For each year of its existence, both the Acquired Fund and the Acquiring Fund have had in effect an election to be qualified for treatment as, a “regulated investment company” under the Code. Accordingly, each Fund believes it has been and will continue, through the Closing of the Reorganization to be, generally relieved of any federal income tax liability on its taxable income and gains it distributes to shareholders in accordance with Subchapter M of the Code.
As a condition to the Closing of the Reorganization, EA Series Trust will receive, on behalf of the Acquired Fund and the Acquiring Fund, respectively, a tax opinion from Practus, LLP with respect to the Reorganization substantially to the effect that for federal income tax purposes (defined terms not defined herein have the meaning ascribed in the Plan):
(a)The Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and each of the Acquired Fund and the Acquiring Fund will be a “party to a reorganization” within the meaning of Section 368(b) of the Code;
(b)No gain or loss will be recognized by the Acquired Fund upon the transfer of all the Assets of the Acquired Fund to the Acquiring Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the Liabilities of the Acquired Fund, or upon the distribution of the shares of the Acquiring Fund to the Acquired Fund Shareholders, except for (A) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code;
(c)The tax basis in the hands of the Acquiring Fund of each Asset transferred from the Acquired Fund to the Acquiring Fund in the Reorganization will be the same as the tax basis of such Asset in the hands of the Acquired Fund immediately prior to the transfer thereof, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Fund on the transfer;
(d)The holding period in the hands of the Acquiring Fund of each Asset transferred from the Acquired Fund to the Acquiring Fund in the Reorganization, other than Assets with respect to which gain or loss is required to be recognized, will include the Acquired Fund’s holding period for such Asset (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an asset);
(e)No gain or loss will be recognized by the Acquiring Fund upon its receipt of all the Assets of the Acquired Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the Liabilities of the Acquired Fund as part of the Reorganization;
(f)No gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of their shares of the Acquired Fund for shares of the Acquiring Fund as part of the Reorganization (except with respect to cash received by Acquired Fund Shareholders in redemption of fractional shares prior to the Reorganization);
(g)The aggregate tax basis of the shares of the Acquiring Fund shares each Acquired Fund Shareholder receives in the Reorganization will be the same as the aggregate tax basis of the shares of the Acquired Fund exchanged therefor; and
(h)Acquired Fund Shareholder’s holding period for the shares of the Acquiring Fund received in the Reorganization will include the Acquired Fund Shareholder’s holding period for the shares of the Acquired Fund exchanged therefor, provided that the Acquired Fund Shareholder held such shares of the Acquired Fund as capital assets on the date of the exchange.
In rendering the opinion, counsel will rely upon, among other things, certain facts and assumptions and certain representations of EA Series Trust, on behalf of the Acquired Fund and the Acquiring Fund. The condition that the parties to the Reorganization receive such an opinion may not be waived.
Shares of the Acquiring Fund are not issued in fractional shares. As a result, the Acquired Fund will redeem any fractional shares (if any) held by shareholders at NAV as part of the Reorganization. Such redemption will result in a cash payment, which is expected to be small and result in taxable gain or loss for shareholders who hold such fractional shares in a taxable account. Shareholders should consult their tax advisors to determine the effect of such redemption.
The tax opinion is not binding on the Internal Revenue Service (“IRS”) or the courts and is not a guarantee that the tax consequences of each Reorganization will be as described above. If a Reorganization was consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code, and thus was taxable, the Acquired Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund, and each shareholder of the Acquired Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Acquired Fund shares and the fair market value of the shares of the Acquiring Fund it received.
Prior to the Closing, the Acquired Fund will, as necessary, declare and pay one or more dividends and/or other distributions, which, together with all previous dividends for the taxable year, is intended to have the effect of distributing to the Acquired Fund’s shareholders all of its net capital gain (taking into account available capital loss carryforwards), if any, all of its investment company taxable income (computed without regard to any deduction for dividends paid), if any, and all of its net tax-exempt income, if any, for each taxable year ending on or before the closing date of a Reorganization (and treating the Acquired Fund’s current taxable year as ending on the Closing Date). Any such distribution will generally be taxable income to the Acquired Fund’s shareholders.
Federal income tax law permits a regulated investment company to carry forward indefinitely its net capital losses to offset its capital gains recognized in future years. At November 30, 2025, the Acquired Fund had $5,042,755 in short term capital loss carryforwards and $1,972,927 in long term capital loss carryforwards. The Acquiring Fund had no capital loss carryforwards for federal income tax purposes. On the Closing Date, the Acquired Fund may have net realized capital gains or losses and may also have net unrealized gains or losses.
The Reorganization may result in a number of different limitations on the Acquiring Fund’s ability to use realized and unrealized losses of the Acquired Fund and the Acquiring Fund. In the taxable year of the Acquiring Fund in which the Reorganization occurs, the Acquiring Fund will be able to use capital loss carryforwards, if any, of the corresponding Acquired Fund from the Acquired Fund’s short taxable year ending on the Closing Date, subject to the additional limitations described below, to offset only a prorated portion of the Acquiring Fund’s capital gains for such taxable year, based on the number of days remaining after the Closing Date in such taxable year.
The Reorganization may result in limitations on the Acquiring Fund’s ability, following the Reorganization, to use capital loss carryforwards of the Acquired Fund from the Acquired Fund’s short taxable year ending on the Closing Date. Those limitations, imposed by Section 382 of the Code, may apply if the shareholders of the Acquired Fund own less than 50% of the combined fund immediately after the applicable Reorganization, and will be imposed on an annual basis. The Reorganization may result in limitations on an Acquiring Fund’s ability to use unrealized capital losses inherent in the tax basis of the Acquired Fund’s assets on the Closing Date. Capital losses in excess of this limitation may be carried forward indefinitely, subject to any other applicable limitations. This annual limitation on the use of the Acquired Fund’s carryforwards for periods following the Reorganization generally will equal the product of the NAV of the Acquired Fund immediately prior to the Reorganization and the “long-term tax-exempt rate,” as published by the IRS and in effect at the time of the Reorganization. This limitation may be prorated in the taxable year of the Acquiring Fund in which the Reorganization occurs based on the number of days remaining after the Closing Date in such taxable year.
The Reorganization may result in limitations on the Acquiring Fund’s ability, after the Reorganization, to use any capital loss carryforwards of the Acquiring Fund, a portion of any losses recognized by the Acquiring Fund in its tax year that includes the Reorganization, and potentially unrealized capital losses inherent in the tax basis of its assets immediately prior to the Reorganization. These limitations may apply if the Acquiring Fund’s shareholders own less than 50% of the combined fund immediately after the Reorganization. These limitations are imposed on an annual basis. Losses in excess of the limitation may be carried forward, subject to generally applicable limitations. If applicable, the annual limitation on the use of these carryforwards for periods following the Reorganization generally will equal the product of the NAV of the Acquiring Fund immediately prior to the Reorganization and the “long-term tax-exempt rate,” as published by the IRS and in effect at the time of the Reorganization. If the Acquiring Fund or the Acquired Fund has a net unrealized gain inherent in its assets at the time of the Reorganization, then, under certain circumstances, the Acquiring Fund, post-Reorganization, may not offset that gain, to the extent realized within five years of the Reorganization, by a carryforward of pre-Reorganization losses

(other than a carryforward of pre-Reorganization losses of the Fund with the net unrealized gain inherent in its assets at the time of the Reorganization) or, in certain cases, by a net unrealized loss inherent at the time of the Reorganization in the assets of the other Fund.
As a result of the Reorganization, losses and loss carryforwards will benefit the shareholders of the combined Acquiring Fund, rather than the shareholders of the Fund that incurred them. As a result of these rules, taxable shareholders may pay more taxes, or pay taxes sooner, as a result of the Reorganization than they would have paid if the Reorganization did not occur.
The Acquired Fund’s capital loss carryforwards, realized and unrealized gains and losses, and the applicability of the limitations described above, may change significantly between now and the date of the Closing. The ability of any fund to use capital losses to offset gains (even in the absence of a reorganization) also depends on factors other than loss limitations, such as the future realization of capital gains or losses.
Although the Acquired Fund is not aware of any adverse state income tax consequences, the Acquired Fund has not made any investigation as to those consequences for the shareholders. Because each shareholder may have unique tax issues, shareholders should consult their own tax advisors.
5. Capitalization
The following table shows the unaudited capitalization of the Acquired Fund as of June 30, 2026 and the pro forma combined capitalization of the Acquiring Fund as if the Reorganization had occurred on such date. The following is for informational purposes only. No assurance can be given as to how many shares of an Acquiring Fund will be received by the shareholders of the Acquired Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received on or after such date.
Guru Favorite Stocks ETF (Acquired Fund)
Alpha Architect US Equity ETF (Acquiring Fund)

	Acquired Fund	Acquiring Fund	Pro Forma- Acquiring Fund after Reorganization (estimated)[1]
Net Assets	$36,513,878	$518,264,884	$554,778,762
Total Shares Outstanding	1,030,000	8,677,000	9,288,316
Net Asset Value Per Share	$35.45	$59.73	$59.73
1 The Acquired Fund will redeem any fractional shares held by shareholders at NAV as part of the Reorganization.
The Acquiring Fund will be the accounting and performance survivor following the Reorganization.

G. Additional Information about the Funds
1. Past Performance of the Acquired Fund
Performance Summary
The following performance information indicates some of the risks of investing in the Acquired Fund. The bar chart shows the Acquired Fund’s performance for calendar years ended December 31. The table illustrates how the Acquired Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. Performance information is not provided below for the Acquiring Fund because it has not yet been in operation for one full calendar year. A Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information will be available at https://funds.alphaarchitect.com or by calling the Acquiring Fund at (215) 882-9983. Updated performance information is also available on the Acquired Fund’s website at https://gurufocusetf.com/ or by calling the Acquired Fund at (215) 330-4476.

Guru Favorite Stocks ETF (Acquired Fund)

Calendar Year Total Returns as of December 31
* The Acquired Fund’s year-to-date return as of June 30, 2026 was 0.13%.
During the period of time shown in the bar chart, the Acquired Fund’s highest return for a calendar quarter was 14.98% (quarter ended December 31, 2023) and the Acquired Fund’s lowest return for a calendar quarter was -16.65% (quarter ended June 30, 2022).

Average Annual Total Returns (for periods ended December 31, 2025)	One Year	Since Inception (12/15/2021)
Return Before Taxes	12.86%	9.21%
Return After Taxes on Distributions[1]	12.81%	9.15%
Return After Taxes on Distributions and Sale of Fund Shares[1]	7.65%	7.22%
Solactive GBS United States 1000 Index (reflects no deduction for fees, expenses, or taxes)	17.01%	10.26%
1 This table shows returns for the Acquired Fund. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements, such as 401(k) plans or individual retirement plans.
2. Investment Adviser, Sub-Advisers and Manager of Managers Structure
Investment Adviser – Acquired Fund and Acquiring Fund
EA Advisers, located at 3803 West Chester Pike, Suite 150, Newtown Square, PA 19073, is the investment adviser to the Acquiring Fund. EA provides trading, execution, and various other administrative services and supervises the overall daily affairs of the Fund, subject to the general supervision and control of the EA Series Trust Board. EA is wholly-owned by Alpha Architect, LLC. EA is registered with the SEC as an investment adviser.
Sub-Adviser - Acquired Fund
The Adviser has retained GuruFocus Investments, LLC, an investment adviser registered with the SEC, to provide sub-advisory services for the Acquired Fund. The Sub-Adviser is organized as a Delaware limited liability company with its principal office located at 1309 West 15th Street, Suite 370, Plano TX 75075, and was founded in June 2021, and became a registered investment adviser in 2021. The Sub-Adviser is responsible for recommending the investments for the Acquired Fund, subject to the overall supervision and oversight of the Adviser and the Board.
The Sub-Adviser performs its services as a non-discretionary sub-adviser, which means that the Sub-Adviser is not responsible for selecting brokers or placing the Acquired Fund’s trades. Rather, the Sub-Adviser provides trade recommendations to the Adviser and, in turn, the Adviser is responsible for selecting brokers and placing the

Acquired Fund’s trades. It is anticipated that the Adviser will generally adhere to the Sub-Adviser’s recommendations. Pursuant to the Sub-Advisory Agreement between EA, the Sub-Adviser and the EA Series Trust, EA compensates the Sub-Adviser out of the unitary investment management fees it receives from the Acquired Fund. Following the Reorganization, GuruFocus will no longer serve as a sub-adviser to the Trust.

Sub-Adviser – Acquiring Fund
The Adviser has retained Alpha Architect, LLC (“Alpha Architect”), an investment adviser registered with the SEC, to provide sub-advisory services for the Acquiring Fund. Alpha Architect is located at Suite 150, 3803 West Chester Pike, Newtown Square, PA 19073 and is the parent company of the Adviser.
Alpha Architect provides investment advisory services to separately managed accounts, the Acquiring Fund, and other exchange-traded funds. Alpha Architect was founded in July 2010 and is responsible for determining the investments for the Acquiring Fund, subject to the overall supervision and oversight of the Adviser and the Board. It is anticipated that the Adviser will generally adhere to the Sub-Adviser’s recommendations. Pursuant to the Sub-Advisory Agreement between EA, Alpha Architect and the EA Series Trust, EA compensates Alpha Architect out of the unitary investment management fees it receives from the Acquiring Fund. Following the Reorganization, AA will continue serving as sub-adviser to the Acquiring Fund.

Portfolio Managers – Acquired Fund
The current portfolio managers of the Acquired Fund are as follows:
Charlie Tian, Ph.D. is the founder and Chief Executive Officer of GuruFocus Investments, LLC, an SEC-registered investment management firm (the “Sub-Adviser”). Dr. Tian is the author of “Invest Like A Guru: How to Generate Higher Returns At Reduced Risk With Value Investing”. He also contributed to the book “The Warren Buffett Shareholder: Stories from Inside the Berkshire Hathaway Annual Meeting” and has been actively involved in financial research since 2004. Dr. Tian holds a PhD in Physics from the Peking University in Beijing, China.
Wm. Joshua Russell, PhD, CFA has been a Senior Portfolio Manager with the Adviser since October 2022 and a portfolio manager of the Fund since January 2023. Prior to this, he was a Portfolio Manager at Carson Group where he was responsible for approximately $1.7 billion in assets. He has also served in quant research roles as VP, Sr. Research Analyst at Franklin Templeton and Senior Quantitative Strategist at WisdomTree. Prior to entering the industry, Dr. Russell was a PhD candidate where he conducted research on large-scale distributed systems for the U.S. Army, the U.S. Air Force, and NASA. He earned a PhD in Electrical and Computer Engineering, a Masters in Economics, and a Masters in Electrical and Computer Engineering at the University of California, Santa Barbara. Dr. Russell earned a Bachelor of Science in Electrical Engineering from the University of Washington and is a CFA® Charterholder.

Richard Shaner has been portfolio manager of the Fund since January 2021. Mr. Shaner has advised on trading and execution matters for the Adviser since January 2021, where he supports trading operations and assists in quantitative research. Prior to Mr. Shaner’s tenure with the Adviser, Mr. Shaner executed various trading strategies for a private family office. Mr. Shaner has a B.Sc in Kinesiology and Applied Physiology from the University of Colorado. He is also a CFA® Charterholder.

Messrs. Russell and Shaner are employees of the Adviser and will continue to serve the Acquiring Fund following the Reorganization but will not be named portfolio managers. Mr. Tian will no longer serve as a portfolio manager for the Trust.

Portfolio Managers – Acquiring Fund
The current portfolio managers of the Acquiring Fund are as follows:
Wesley R. Gray, Ph.D., is the founder and Executive Managing Member of the Adviser, which he founded in 2014, and Alpha Architect, which he founded in 2010. Dr. Gray has published four books: Embedded: A Marine Corps Adviser Inside the Iraqi Army, Quantitative Value: A Practitioner’s Guide to Automating Intelligent Investment and Eliminating Behavioral Errors, DIY Financial Advisor: A Simple Solution to Build and Protect Your Wealth, and Quantitative Momentum: A Practitioner’s Guide to Building a Momentum-Based Stock Selection System. Since

2010, Dr. Gray has served as a finance professor at Drexel University’s LeBow College of Business. In 2010, Dr. Gray received a Ph.D./M.B.A. in Finance from the University of Chicago Booth School of Business. From 2004 through 2008, Dr. Gray was a Ground Intelligence Officer in the United States Marine Corps, attaining the rank of captain. Dr. Gray graduated magna cum laude with a B.S. from the Wharton School of the University of Pennsylvania. Dr. Gray holds the Series 65 and 3 licenses.
John R. Vogel, Ph.D., has been a Managing Member of Alpha Architect since 2012 where he serves as the CFO, heads the research department and assists in business development and operations. Dr. Vogel conducts research in empirical asset pricing and behavioral finance and is a co-author of DIY Financial Advisor: A Simple Solution to Build and Protect Your Wealth, and Quantitative Momentum: A Practitioner’s Guide to Building a Momentum-Based Stock Selection System. His academic experience involves being an instructor and research assistant at Drexel University from September 2006 until March 2014 in both the Finance and Mathematics departments as well as an adjunct finance instructor at Villanova University since January 2015. Dr. Vogel received a Ph.D. in Finance from Drexel University. He has a M.S. in Mathematics from Drexel University, and graduated summa cum laude with a B.S. in Mathematics and Education from The University of Scranton. Dr. Vogel holds the Series 65 license.

Drs. Gray and Vogel will continue to serve as portfolio managers to the Acquiring Fund following the Reorganization.

The Acquired Fund's SAI and the Acquiring Fund's SAI provide additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of each Fund's securities.
Acquiring Fund - Manager of Managers Structure
EA and the EA Series Trust have received an exemptive order from the SEC which allows EA to operate the Acquiring Fund under a “manager of managers” structure (the “EA Order”). Pursuant to the EA Order, EA may, subject to the approval of the EA Series Trust Board, hire or replace unaffiliated sub-advisers and modify any existing or future agreement with such sub-advisers without obtaining shareholder approval. Pursuant to the EA Order, EA, with the approval of the EA Series Trust Board, has the discretion to terminate any sub-adviser and allocate and reallocate an Acquiring Fund’s assets among EA and any other sub-adviser. Within 90 days after hiring any new sub-adviser, the Acquiring Fund’s shareholders will receive information about any new sub-advisory relationships. Replacement of EA or the imposition of material changes to the advisory agreement would continue to require prior shareholder approval.
The Acquired Fund does not have a Manager of Managers structure in place.

3. Trustees, Officers and Service Providers for EA Series Trust
Both Funds are in the EA Series Trust. The EA Series Trust Board has four trustees, three of whom are not “interested persons” of the EA Series Trust as that term is defined under the 1940 Act. The following individuals comprise the EA Series Trust Board: Michael S. Pagano, Daniel Dorn, Chukwuemeka (Emeka) O. Oguh, and Wesley R. Gray (interested trustee). The persons sitting on the Board will continue to be the same after the

Reorganization. In addition, the current officers of the Trust will continue serving the Acquiring Fund following the Reorganization.

Below is table of the current service providers, excluding the firms providing advisory services, to the Funds. All the service providers will continue serving the Acquiring Fund after the Reorganization.

SERVICE PROVIDER	ACQUIRED FUND & ACQUIRING FUND
Administrator and Fund Accounting Agent	U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services 615 East Michigan Street, Milwaukee, Wisconsin 53202
Distributor	PINE Distributors LLC 501 S. Cherry Street, Suite 610 Denver, Colorado 80246
Transfer Agent	U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services 615 East Michigan Street, Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm	Tait, Weller & Baker LLP 50 South 16th Street, Suite 2900 Philadelphia, Pennsylvania 19102
Custodian	U.S. Bank National Association 1555 North Rivercenter Drive, Suite 302 Milwaukee, Wisconsin 53212

Miscellaneous Information
A. Next Meeting of Shareholders
The Funds are not required, and do not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a proxy statement for the next meeting of shareholders should send their written proposals to the Secretary of the Funds at the attention of Michael Barolsky, c/o EA Series Trust, 3803 West Chester Pike. Suite 150, Newtown Square, Pennsylvania 19073, so that they are received within a reasonable time before the proxy solicitation for that meeting is made. The timely submission of a proposal does not guarantee it will be included in the proxy materials.
B. Legal Matters
Certain legal matters concerning the issuance of shares of the Acquiring Fund in connection with the Reorganization will be passed upon by Practus, LLP. Certain legal matters concerning the federal income tax consequences of the Reorganization will be passed upon by Practus, LLP as well.
C. Independent Registered Public Accounting Firm
The financial statements of the Acquired Fund for the fiscal year ended November 30, 2025, contained in the Acquired Fund's Annual Report to Shareholders, have been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm. The Acquiring Fund's financial statements for the fiscal period ended September 30, 2025, contained in the Acquiring Fund's Annual Report to Shareholders, have been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm.
D. Information Filed with the SEC
The Funds are subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, file reports and other information, including proxy materials and charter documents, with the SEC. Reports, proxy statements, registration statements and other information filed by the Funds may be inspected without charge and copied, after paying a duplicating fee, by electronic request at publicinfo@sec.gov. In addition, copies of these documents may be viewed online or downloaded without charge from the SEC’s website at www.sec.gov.

EXHIBITS TO INFORMATION STATEMENT/PROSPECTUS

Exhibit
A.Form of Agreement and Plan of Reorganization
B.Financial Highlights of the Funds
C.Principal Holders of Securities of the Acquired Fund
D.Comparison of Acquired Fund and Acquiring Fund Fundamental and Non-Fundamental Investment Restrictions
E.Description of the Securities; Rights of Shareholders

EXHIBIT A
FORM OF AGREEMENT AND PLAN OF REORGANIZATION

FORM OF AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION (“Agreement”) is made as of [    ], 2026, between EA Series Trust, a Delaware statutory trust (the “Trust”), on behalf of its series, Guru Favorite Stocks ETF (the “Acquired Fund”), and on behalf of its series, Alpha Architect US Equity ETF (the “Acquiring Fund”). (Each of the Acquired Fund and the Acquiring Fund is sometimes referred to herein as a “Fund.”) GuruFocus Investments, LLC (“GuruFocus”) joins this Agreement solely for purposes of Section 7.2.
Notwithstanding anything to the contrary contained herein, (1) all agreements, covenants, representations, warranties, actions, and obligations (collectively, “Obligations”) of and by either Fund, and of and by the Trust on its behalf, contained herein shall be deemed to be the Obligations of the applicable Fund only, (2) all rights and benefits created hereunder in favor of either Fund shall inure to and be enforceable by the Trust on the applicable Fund’s behalf, and (3) in no event shall any other series of the Trust or the assets thereof be held liable with respect to the breach or other default by a Fund or the Trust of its Obligations set forth herein.
The Trust, on behalf of each Fund, wishes to effect a reorganization described in section 368(a) (all “section” references are to the Internal Revenue Code of 1986, as amended (“Code”), unless otherwise noted), and intends this Agreement to be, and adopts it as, a “plan of reorganization” (within the meaning of the regulations under the Code (“Regulations”)). The reorganization shall consist of (1) the transfer of all of the Acquired Fund’s assets to the Acquiring Fund in exchange for shares in the Acquiring Fund and the Acquiring Fund’s assumption of all of that Acquired Fund’s liabilities, (2) the distribution of those shares pro rata to the Acquired Fund’s shareholders in exchange for their shares therein and in complete liquidation thereof (for federal tax purposes), and (3) the Acquired Fund’s termination, all on the terms and conditions set forth herein (all the foregoing transactions being referred to herein as the “Reorganization”).

The Trust is duly organized and validly existing under, and in conformity with, the laws of Delaware, and has the power to own all of its assets and to carry out its obligations under this Agreement. The Trust is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and such registration has not been revoked or rescinded and is in full force and effect, and is duly established and designated in accordance with the applicable provisions of the Trust’s Agreement and Declaration of Trust (the “Trust Declaration”).

The Trust’s board of trustees (the “Board”), including a majority of its members who are not “interested persons” (as that term is defined in the 1940 Act) (1) has duly approved this Agreement and the transactions contemplated hereby and has duly authorized its performance hereof on each Fund’s behalf and consummation of the Reorganization by all necessary Board action and (2) has determined that participation in the Reorganization is in the best interests of each Fund and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization.
The Acquired Fund offers one class of shares (the “Acquired Fund Shares”). The Acquiring Fund offers one class of shares (the “Acquiring Fund Shares”).
In consideration of the mutual promises contained herein, the parties agree as follows:

1. PLAN OF REORGANIZATION AND TERMINATION

1.1. Subject to the terms and conditions set forth herein, Acquired Fund shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (“Assets”) to Acquiring Fund. In exchange therefor, Acquiring Fund shall –

(a) issue and deliver to Acquired Fund the number of Acquiring Fund Shares (and cash in lieu of fractional shares) determined by dividing the Acquired Fund Value attributable to Acquired Fund Shares (determined pursuant to paragraph 2.1) by the net asset value (“NAV”) of the Acquiring Fund Shares; and

(b) assume all of Acquired Fund’s liabilities described in paragraph 1.3 (“Liabilities”).

Those transactions shall take place at the “Closing” (as defined in paragraph 3.1).

1.2. The Assets shall consist of all assets and property of every kind and nature — including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, goodwill, and books and records — Acquired Fund owns at the “Valuation Time” (as defined in paragraph 2.1) and any deferred and prepaid expenses shown as assets on Acquired Fund’s books at that time; and Acquired Fund has no unamortized or unpaid organizational fees or expenses that have not previously been disclosed in writing to the Trust.

1.3. The Liabilities shall consist of all of Acquired Fund’s liabilities, debts, obligations, and duties of whatever kind or nature existing at the Valuation Time, whether absolute, accrued, contingent, or otherwise, whether known or unknown, whether or not arising in the ordinary course of business, whether or not determinable at the “Effective Time” (as defined in paragraph 3.1), and whether or not specifically referred to herein. Notwithstanding the foregoing, Acquired Fund shall use its best efforts to discharge all its known liabilities, debts, obligations, and duties before the Effective Time.
1.4. If the dividends and/or other distributions Acquired Fund has paid through the Effective Time for its current taxable year do not equal or exceed the sum of its (a) “investment company taxable income” (within the meaning of section 852(b)(2)), computed without regard to any deduction for dividends paid, plus (b) “net capital gain” (as defined in section 1222(11)), after reduction by any capital loss carryovers, for that year through that time (including any such gain realized and recognized pursuant to the transactions comprising the Reorganization), then at or as soon as practicable before that time, Acquired Fund shall declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of that income and gain — and in no event less than the sum of 98% of its “ordinary income” plus 98.2% of its “capital gain net income,” as those terms are defined in section 4982(e)(1) and (2), respectively — for all federal income and excise tax periods ending at or before the Effective Time, and treating its current taxable year as ending at that time, such that Acquired Fund will have no tax liability under sections 852 or 4982 for the current and any prior tax periods.

1.5. At the Effective Time (or as soon thereafter as is reasonably practicable), Acquired Fund shall distribute the Acquiring Fund Shares it receives pursuant to paragraph 1.1(a) to the Acquired Fund beneficial owners at the Effective Time (each, a “Shareholder”), in proportion to their Acquired Fund Shares then so held and in constructive exchange therefor, and shall completely liquidate (which shall be treated as a complete liquidation of Acquired Fund for federal tax purposes, within the meaning of section 1.368-2(m)(1)(iv) of the Regulations). Because the Acquired Fund Shares are held in book-entry form through The Depository Trust Company (“DTC”), that distribution shall be accomplished by the Trust’s transfer agent’s crediting the Acquiring Fund Shares to the account of Cede & Co., as nominee for DTC and the holder of record of the Acquired Fund Shares held through DTC, for allocation through the facilities of DTC and its participants to the Shareholders. Each Shareholder will be credited, through its DTC participant, with the pro rata number of Acquiring Fund Shares (and cash in lieu of any fractional shares) due in respect of the Acquired Fund Shares it held at the Effective Time. The NAV of Acquiring Fund Shares to be so credited to each Shareholder’s account shall equal the NAV of the Acquired Fund Shares that Shareholder holds at the Effective Time. All issued and outstanding Acquired Fund Shares shall simultaneously be canceled on Acquired Fund’s shareholder records and through the facilities of DTC. The Acquiring Fund Shares issued in connection with the Reorganization will be issued in book-entry form only, and the Trust shall not issue certificates representing them.

1.6. Any transfer taxes payable on issuance and transfer of Acquiring Fund Shares in a name other than that of the registered holder on Acquired Fund’s shareholder records of the Acquired Fund Shares actually or constructively exchanged therefor shall be paid by the transferee thereof, as a condition of that issuance and transfer.

1.7. After the Effective Time, Acquired Fund shall not conduct any business except in connection with its termination. As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.5 — as provided there, on making that distribution Acquired Fund’s liquidation shall be complete for federal tax purposes — (a) Acquired Fund shall be terminated and (b) Acquired Fund shall make all filings and take all other actions in connection therewith necessary and proper to effect that termination.

2. VALUATION

2.1. For purposes of paragraph 1.1(a), the Acquired Fund Value shall be (a) the value of the Assets computed immediately after the close of regular trading on the New York Stock Exchange (“NYSE”) and Acquired Fund’s declaration of dividends and/or other distributions, if any, on the date of the Closing (“Valuation Time”), using the valuation procedures set forth in Acquired Fund’s then-current prospectus and statement of additional information (“Pro/SAI”) including any pricing and valuation procedures established by its Board (collectively, “Valuation Procedures”), less (b) the amount of the Liabilities at the Valuation Time.

2.2. For purposes of paragraph 1.1(a), the NAV per share of Acquiring Fund Shares shall be computed at the Valuation Time, using the Valuation Procedures.

2.3. All computations pursuant to paragraphs 2.1 and 2.2 shall be made in accordance with the respective Valuation Procedures.
.
3. CLOSING AND EFFECTIVE TIME

3.1. Unless the Trust determines otherwise, all acts necessary to consummate the Reorganization (“Closing”) shall be deemed to occur simultaneously as of immediately after the close of business (4:00 p.m., Eastern Time) on a date as to which they agree (“Effective Time”). If, at or immediately before the Valuation Time, (a) the NYSE or another primary trading market for Fund securities of either Fund (each, an “Exchange”) is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on an Exchange or elsewhere is disrupted, so that, in either Board’s judgment, accurate appraisal of the value of either Fund’s net assets and/or the NAV per share of Acquiring Fund Shares is impracticable, the date of the Closing (and, therefore, the Valuation Time and the Effective Time) shall be postponed until the first business day on which that Exchange is open for regular trading after the day when that trading has been fully resumed and that reporting has been restored. The Closing shall be held at the Trust’s offices or at another place as it determines.

3.2. Acquired Fund shall direct the custodian of the Funds’ assets to deliver at the Closing a certificate of an authorized officer (“Certificate”) stating that (a) the Assets it holds will be transferred to Acquiring Fund at the Effective Time and (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

3.3. Acquired Fund shall direct its transfer agent to deliver to the Trust at or immediately after the Closing a Certificate stating (a) the number of Acquired Fund Shares issued and outstanding at the Effective Time and (b) the name and holdings of each holder of record on Acquired Fund’s share register at the Effective Time (expected to be Cede & Co., as nominee for The Depository Trust Company, with respect to substantially all such shares).

3.4. The Trust shall direct its transfer agent to deliver to the Acquired Fund, (a) at the Closing, a confirmation, or other evidence satisfactory to Acquired Fund, that the Acquiring Fund Shares to be issued to Acquired Fund pursuant to paragraph 1.1(a) have been credited to Acquired Fund’s account on Acquiring Fund’s shareholder records and (b) at or as soon as reasonably practicable after the Closing, a Certificate confirming that the Acquiring Fund Shares distributed pursuant to paragraph 1.5 have been credited to the account of Cede & Co., as nominee for DTC, for allocation through the facilities of DTC to the DTC participants holding Acquired Fund Shares for the Shareholders at the Effective Time.

3.5. The Trust, on behalf of the respective Funds, shall deliver to the other at the Closing bills of sale, checks, assignments, share certificates, receipts, and/or other documents the Trust determines to be needed.

4. REPRESENTATIONS AND WARRANTIES

4.1. The Trust, on behalf of itself and the Acquired Fund, represents and warrants to the Acquiring Fund, as follows:

4.1.1. The Trust (a) is a Delaware statutory trust that is duly organized, validly existing, and in good standing under the laws of Delaware, and operates pursuant to the Trust Declaration, (b) is duly registered under the 1940 Act as an open-end management investment company, which registration has not been revoked or rescinded and is in full force and effect, and (c) has the power to own all its properties and assets and to carry on its business described in its current registration statement on Form N-1A;

4.1.2. Acquired Fund is a duly established and designated series of the Trust, in accordance with the applicable provisions of the Trust Declaration, and the 1940 Act;

4.1.3. The execution, delivery, and performance hereof have been duly authorized at the date hereof by all necessary action on the part of the Board, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and this Agreement constitutes a valid and legally binding obligation of Trust, with respect to Acquired Fund, enforceable in accordance with its terms, except as they may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and similar laws affecting the rights and remedies of creditors generally and by general principles of equity;

4.1.4. At the Effective Time, the Trust, on the Acquired Fund’s behalf, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to “securities loans,” as referred to in section 851(b)(2), or are restricted to resale by their terms); and on delivery and payment for the Assets, the Trust, on Acquiring Fund’s behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended (“1933 Act”);

4.1.5. The Trust, with respect to the Acquired Fund, is not currently engaged in, and its execution, delivery, and performance hereof and consummation of the Reorganization will not result in, (a) a conflict with or material violation of any provision of Delaware law, or the Trust Declaration or the Trust’s Bylaws, or any agreement, indenture, instrument, contract, lease, or other undertaking (each, an “Undertaking”) to which the Trust, with respect to Acquired Fund or on its behalf, is a party or by which it is bound or (b) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which the Trust, with respect to the Acquired Fund, is a party or by which it is bound;

4.1.6. At or before the Effective Time, either (a) all material contracts and other commitments of or applicable to Acquired Fund (other than this Agreement and certain investment contracts, including options, futures, forward contracts, and swap agreements) will terminate or (b) provision for discharge, and/or Acquiring Fund’s assumption, of any liabilities of Acquired Fund thereunder will be made, without either Fund incurring any liability or penalty with respect thereto and without diminishing or releasing any rights Acquired Fund may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

4.1.7. No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to the Trust’s knowledge, threatened against Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect Acquired Fund’s financial condition or the conduct of its business; and the Trust, on Acquired Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Acquired Fund’s business or the Trust’s ability to consummate the transactions contemplated hereby;

4.1.8. Acquired Fund’s Statement of Assets and Liabilities, Schedule of Investments, Statement of Operations, Statement of Cash Flows, and Statement of Changes in Net Assets (each, a “Statement”) at and for the fiscal year ended November 30, 2025, have been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm (“Tait”), and are in accordance with generally accepted accounting principles consistently applied in the United States (“GAAP”); those Statements present fairly, in all material respects, Acquired Fund’s financial condition at that date in accordance with GAAP and the results of its operations and changes in its net assets for the period(s) then ended; and, to Acquired Fund’s management’s best knowledge and belief, there are no known contingent liabilities of Acquired Fund required to be reflected on a Statement of Assets and Liabilities (including the notes thereto) in accordance with GAAP at that date that are not disclosed therein;

4.1.9. Since November 30, 2025, there has not been any material adverse change in Acquired Fund’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Acquired Fund of indebtedness maturing more than one year from the date that indebtedness was incurred; for purposes of this representation and warranty, a decline in Acquired Fund’s NAV due to declines in market values of securities Acquired Fund holds, the discharge of Acquired Fund’s liabilities, or the redemption of Acquired Fund Shares by its shareholders will not constitute a material adverse change;

4.1.10. All federal, state, and local tax returns, dividend reporting forms, and other tax-related reports (collectively, “Returns”) of Acquired Fund required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) will have been timely filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns will have been paid or provision will have been made for the payment thereof (except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect); to the best of the Trust’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Acquired Fund (a) is in compliance in all material respects with all applicable Regulations pertaining to (1) the reporting of dividends and other distributions on and redemptions of its shares, (2) withholding in respect thereof, and (3) shareholder basis reporting, (b) has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and (c) is not liable for any material penalties that could be imposed thereunder;

4.1.11. Acquired Fund is not classified as a partnership, and instead is classified as an association that is taxable as a corporation, for federal tax purposes and either has elected the latter classification by filing Form 8832 with the Internal Revenue Service (“IRS”) or is a “publicly traded partnership” (as defined in section 7704(b)) that is treated as a corporation; Acquired Fund is an “investment company” (as defined in section 368(a)(2)(F)(iii)) and a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); Acquired Fund has elected to be a “regulated investment company” under Part I of Subchapter M of Chapter 1 of Subtitle A of the Code (“Subchapter M”) (“RIC”); for each taxable year of its operation (including the taxable year that will end at the Effective Time (“current year”)), Acquired Fund has met (and for the current year will meet) the requirements of Subchapter M for qualification and treatment as a RIC and has been (and for the current year will be) eligible to and has computed (and for the current year will compute) its federal income tax under section 852 and will have distributed substantially all of its investment company taxable income and net capital gain (as defined in the Code) relating to the taxable year ended at the Effective Time and all previous taxable years; and Acquired Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

4.1.12. Acquired Fund is in the same line of business as Acquiring Fund is in, for purposes of section 1.368-1(d)(2) of the Regulations, and did not enter into that line of business as part of the plan of reorganization; from the time the Board approved the transactions contemplated hereby (“Approval Time”) through the Effective Time, Acquired Fund has invested and will invest its assets in a manner that ensures its compliance with the foregoing and paragraph 4.1.11; from the time it commenced operations through the Effective Time, Acquired Fund has conducted and will conduct its “historic business” (within the meaning of that section) in a substantially unchanged manner; and from the Approval Time through the Effective Time, Acquired Fund (1) has not disposed of and/or acquired, and will not dispose of and/or acquire, any assets (a) for the purpose of satisfying Acquiring Fund’s investment objective or policies or (b) for any other reason except in the ordinary course of its business as a RIC and (2) has not changed, and will not change, its historic investment policies in connection with the Reorganization;

4.1.13. At the Effective Time, (1) at least 331⁄3% of Acquired Fund’s Fund assets — including, for these purposes, a proportionate share of the Fund assets of any RIC (including an exchange-traded fund that is a RIC) in which Acquired Fund invests — will meet Acquiring Fund’s investment objective, strategies, policies, risks, and restrictions (collectively, “Investment Criteria”), (2) Acquired Fund will not have altered its portfolio in connection with the Reorganization to meet that 331⁄3% threshold, and (3) Acquired Fund will not have modified any of its Investment Criteria as part of the plan of reorganization, for purposes of section 1.368-1(d)(2) of the Regulations;

4.1.14. To the best of Acquired Fund’s management’s knowledge, there is no plan or intention by Acquired Fund’s shareholders to redeem, sell, exchange, or otherwise dispose of a number of Acquired Fund Shares (or Acquiring Fund Shares to be received in the Reorganization), in connection with the Reorganization, that would reduce their ownership of the Acquired Fund Shares (or the equivalent Acquiring Fund Shares) to a number of shares that is less than 50% of the current number of Acquired Fund Shares outstanding (or the number of Acquiring Fund Shares corresponding with the value of such Acquired Fund Shares);

4.1.15. During the five-year period ending at the Effective Time, neither Acquired Fund nor any person “related” (within the meaning of section 1.368-1(e)(4) of the Regulations (“Related”), without regard to section 1.368-1(e)(4)(i)(A) thereof) to it will have (1) acquired Acquired Fund Shares with consideration other than Acquiring Fund Shares or Acquired Fund Shares, or (2) made distributions with respect to Acquired Fund Shares except for (i) normal, regular dividend distributions made pursuant to Acquired Fund’s historic dividend-paying practice and (ii) other distributions declared and paid to ensure Acquired Fund’s continuing qualification as a RIC and to avoid the imposition of fund-level tax;

4.1.16. All issued and outstanding Acquired Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by Acquired Fund and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding Acquired Fund Shares will, at the Effective Time, be held by the persons and in the amounts set forth on Acquired Fund’s shareholder records (as provided in the Certificate to be delivered pursuant to paragraph 3.3); and Acquired Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquired Fund Shares, nor are there outstanding any securities convertible into any Acquired Fund Shares;

4.1.17. Acquired Fund incurred the Liabilities, which are associated with the Assets, in the ordinary course of its business;

4.1.18. Acquired Fund is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

4.1.19. Not more than 25% of the value of Acquired Fund’s total assets (excluding cash, cash items, and Government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of those assets is invested in the stock and securities of five or fewer issuers; provided that a proportionate share of the assets of any RIC in which Acquired Fund invests (and not the securities issued by the RIC itself) shall be taken into account for this purpose;

4.1.20. On the effective date of the Registration Statement (as defined in paragraph 4.3.1), and at the Effective Time, Acquired Fund’s Pro/SAI will (a) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

4.1.21. The information to be furnished by the Acquired Fund for use in no-action letters, applications for orders, the Registration Statement, and other documents filed or to be filed with any federal, state, or local regulatory authority (including the Financial Industry Regulatory Authority, Inc. (“FINRA”)) that may be necessary in connection with the transactions contemplated hereby will be accurate and complete in all material respects, will comply in all material respects with federal securities laws and other laws and regulations, and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

4.1.22. The Acquiring Fund Shares to be delivered to Acquired Fund hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof; and

4.1.23. The Trust Declaration permits Acquired Fund to vary its shareholders’ investment; the Acquired Fund does not have a fixed pool of assets — it is a managed Fund of securities, and Empowered Funds, LLC, dba EA Advisers (“EA Advisers” or the “Advisor”) and each investment sub-adviser thereof have the authority to buy and sell securities for it.

4.2. The Trust, on behalf of itself and the Acquiring Fund, represents and warrants to Acquired Fund as follows:

4.2.1. The Trust (a) is a Delaware statutory trust, that is duly organized, validly existing, and in good standing under the laws of Delaware, (b) is duly registered under the 1940 Act as an open-end management investment company, which registration has not been revoked or rescinded and is in full force and effect, and (c) has the power to own all its properties and assets and to carry on its business described in its current registration statement on Form N-1A;

4.2.2. Acquiring Fund is a duly established and designated series of the Trust, in accordance with the applicable provisions of the Trust Declaration, and the 1940 Act;

4.2.3. The execution, delivery, and performance hereof have been duly authorized at the date hereof by all necessary action on the part of the Board, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and this Agreement constitutes a valid and legally binding obligation of the Trust, with respect to Acquiring Fund, enforceable in accordance with its terms, except as they may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and similar laws affecting the rights and remedies of creditors generally and general principles of equity;

4.2.4. No consideration other than Acquiring Fund Shares (and Acquiring Fund’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

4.2.5. The Trust, with respect to Acquiring Fund, is not currently engaged in, and its execution, delivery, and performance hereof and consummation of the Reorganization will not result in, (a) a conflict with or material violation of any provision of Delaware law, the Trust Declaration or the Trust’s Bylaws, or any Undertaking to which the Trust, with respect to Acquiring Fund or on its behalf, is a party or by which it is bound or (b) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which the Trust, with respect to Acquiring Fund or on its behalf, is a party or by which it is bound;

4.2.6. No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to the Trust’s knowledge, threatened against the Trust, with respect to Acquiring Fund or any of its properties or assets attributable or allocable to Acquiring Fund, that, if adversely determined, would materially and adversely affect Acquiring Fund’s financial condition or the conduct of its business; and the Trust, on Acquiring Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Acquiring Fund’s business or the Trust’s ability to consummate the transactions contemplated hereby;

4.2.7. At or before the Effective Time, there are no material contracts outstanding to which the Acquiring Fund is a party that have not been disclosed in the Registration Statement (as defined in section 4.3.1 below) or that will not otherwise be disclosed to the Acquired Fund prior to the Closing;

4.2.8. The Statements of the Acquiring Fund at and for the fiscal year ended September 30, 2025, have been audited by Tait and are in accordance with GAAP; those Statements (copies of which the Trust has furnished to Acquired Fund) present fairly, in all material respects, Acquiring Fund’s financial condition at that date in accordance with GAAP and the results of its operations and changes in its net assets for the period(s) then ended; and, to the Trust’s management’s best knowledge and belief, there are no known contingent liabilities of Acquiring Fund required to be reflected on a Statement of Assets and Liabilities (including the notes thereto) in accordance with GAAP at that date that are not disclosed therein;

4.2.9. Since September 30, 2025, there has not been any material adverse change in Acquiring Fund’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Acquiring Fund of indebtedness maturing more than one year from the date that indebtedness was incurred; for purposes of this representation and warranty, a decline in Acquiring Fund’s NAV due to declines in market values of securities Acquiring Fund holds, the discharge of Acquiring Fund’s liabilities, or the redemption of Acquiring Fund Shares by its shareholders will not constitute a material adverse change;

4.2.10. All Returns of Acquiring Fund required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) will have been timely filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns will have been paid or provision will have been made for the payment thereof except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect; to the best of the Trust’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Acquiring Fund (a) is in compliance in all material respects with all applicable Regulations pertaining to (1) the reporting of dividends and other distributions on and redemptions of its shares, (2) withholding in respect thereof, and (3) shareholder basis reporting, (b) has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and (c) is not liable for any material penalties that could be imposed thereunder;

4.2.11. Acquiring Fund is not classified as a partnership, and instead is classified as an association that is taxable as a corporation, for federal tax purposes and either has elected the latter classification by filing Form 8832 with the IRS or is a “publicly traded partnership” (as defined in section 7704(b)) that is treated as a corporation; Acquiring Fund is an “investment company” (as defined in section 368(a)(2)(F)(iii)) and a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); Acquiring Fund has elected to be a RIC; for each taxable year of its operation (including the taxable year that includes the Effective Time (“current year”)), Acquiring Fund has met (and for the current year will meet) the requirements of Subchapter M for qualification and treatment as a RIC and has been (and for the current year will be) eligible to and has computed (and for the current year will compute) its federal income tax under section 852; Acquiring Fund will continue to meet all those requirements for the current year and intends to continue to do so, and to continue to be eligible to and to so compute its federal income tax, for succeeding taxable years; and Acquiring Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

4.2.12. Acquiring Fund is in the same line of business as Acquired Fund was in preceding the Reorganization, for purposes of section 1.368-1(d)(2) of the Regulations, and did not enter into that line of business as part of the plan of reorganization; and following the Reorganization, Acquiring Fund will continue, and has no plan or intention to change, that line of business;

4.2.13. At the Effective Time, Acquiring Fund (1) will not have modified any of its Investment Criteria as part of the plan of reorganization and (2) will not have any plan or intention to change any of its Investment Criteria after the Reorganization.

4.2.14. Following the Reorganization, Acquiring Fund will (1) continue Acquired Fund’s “historic business” (within the meaning of section 1.368-1(d)(2) of the Regulations) and (2) use a significant portion of Acquired Fund’s “historic business assets” (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; moreover, Acquiring Fund (3) has no plan or intention to sell or otherwise dispose of a significant part of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and (4) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain that status;

4.2.15. Acquiring Fund does not directly or indirectly own, nor at the Effective Time will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any Acquired Fund Shares;

4.2.16. Acquiring Fund has no plan or intention to issue additional Acquiring Fund Shares following the Reorganization, except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor will Acquiring Fund or any person Related to it have any plan or intention at the Effective Time to acquire or redeem any Acquiring Fund Shares issued in the Reorganization — either directly or through any transaction, agreement, or arrangement with any other person — except for redemptions Acquiring Fund will make as such a series pursuant to section 22(e) of the 1940 Act;

4.2.17. Before or in the Reorganization, neither Acquiring Fund nor any person Related to it will have acquired, directly or through any transaction, agreement, or arrangement with any other person, Acquired Fund Shares with consideration other than Acquiring Fund Shares;

4.2.18. Acquiring Fund is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

4.2.19. Assuming satisfaction of the condition in paragraph 4.1.19, immediately after the Reorganization (1) not more than 25% of the value of Acquiring Fund’s total assets (excluding cash, cash items, and Government securities) will be invested in the stock and securities of any one issuer and (2) not more than 50% of the value of those assets will be invested in the stock and securities of five or fewer issuers; provided that a proportionate share of the assets of any RIC in which Acquiring Fund invests (and not the securities issued by the RIC itself) shall be taken into account for this purpose;

4.2.20. All issued and outstanding Acquiring Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor are there outstanding any securities convertible into any Acquiring Fund Shares; and the Acquiring Fund Shares to be issued and delivered to Acquired Fund, for the Shareholders’ accounts, pursuant to the terms hereof, (a) will have been duly authorized by the Trust and duly registered under the federal securities laws (and appropriate notices respecting them will have been duly filed under applicable state securities laws) at the Effective Time and (b) when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares, fully paid and non-assessable by the Trust;

4.2.21. On the effective date of the Registration Statement, and at the Effective Time, (a) the Trust’s Pro/SAI including Acquiring Fund will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (b) that Pro/SAI and the prospectus included in the Registration Statement will not include any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; provided that the foregoing will not apply to statements in or omissions from that prospectus made in reliance on and in conformity with information furnished by the Trust for use therein;

4.2.22. The information to be furnished by the Trust for use in no-action letters, applications for orders, the Registration Statement, and other documents filed or to be filed with any federal, state, or local regulatory authority (including FINRA) that may be necessary in connection with the transactions contemplated hereby will be accurate and complete in all material respects, will comply in all material respects with federal securities laws and other laws and regulations, and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; and

4.2.23. The Trust Declaration permits the Trust to vary its shareholders’ investment; the Trust does not have a fixed pool of assets — each series thereof (including Acquiring Fund) is a managed Fund of securities, and the Advisor, and each investment sub-adviser thereof have the authority to buy and sell securities for it.

4.3. Each of Acquired Fund and the Acquiring Fund represents and warrants to the other as follows:

4.3.1. No governmental consents, approvals, or authorizations (collectively, “consents”) or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, or state securities laws, and no consents or orders of any court are required, for its execution, delivery, and performance hereof on its Fund’s behalf, except for (a) the Trust’s filing with the Commission of a registration statement on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and any supplement or amendment thereto, including therein a prospectus and information statement (“Registration Statement”), and (b) consents, filings, and orders that have been made or received or may be required after the Effective Time;

4.3.2. The fair market value of the Acquiring Fund Shares each Shareholder receives will be approximately equal to the fair market value of its Acquired Fund Shares it actually or constructively surrenders in exchange therefor; and

4.3.3. The Trust’s management is unaware of any plan or intention of Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Acquired Fund Shares before the Reorganization to any person Related to either Fund or (ii) any portion of the Acquiring Fund Shares they receive in the Reorganization to any person Related to Acquiring Fund;

4.3.4. Acquired Fund’s shareholders will pay their own expenses (such as fees of personal investment or tax advisers for advice concerning the Reorganization), if any, incurred in connection with the Reorganization;

4.3.5. The fair market value and “adjusted basis” (within the meaning of section 1011) of the Assets will equal or exceed the Liabilities to be assumed by Acquiring Fund and those to which the Assets are subject;

4.3.6. At the Effective Time, there will be no intercompany indebtedness existing between the Funds that was issued, acquired, or settled at a discount;

4.3.7. Pursuant to the Reorganization, Acquired Fund will transfer to Acquiring Fund, and Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, Acquired Fund held immediately before the Reorganization; for the purposes of the foregoing, any amounts Acquired Fund uses to pay its Reorganization expenses and to make redemptions and distributions immediately before the Reorganization (except dividends and other distributions declared and paid to ensure Acquired Fund’s continuing qualification as a RIC and to avoid the imposition of fund-level tax) will be included as assets it held immediately before the Reorganization;

4.3.8. None of the compensation the Advisor, or any affiliate thereof receives as a service provider to Acquired Fund will be separate consideration for, or allocable to, any of the Acquired Fund Shares that the Advisor (on any Shareholder’s behalf) holds; none of the Acquiring Fund Shares the Advisor (on any Shareholder’s behalf) receives in the Reorganization will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to the Advisor or any affiliate thereof will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services;

4.3.9. No expenses incurred by Acquired Fund or on its behalf in connection with the Reorganization will be paid or assumed by Acquiring Fund, the Advisor, or any affiliate thereof, or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Acquiring Fund Shares will be transferred to Acquired Fund or any of its shareholders with the intention that such cash or property be used to pay any expenses (even Reorganization Expenses) thereof;

4.3.10. There will be no dissenters to the Reorganization under the applicable provisions of Delaware law, and Acquiring Fund will pay cash in lieu of fractional Acquiring Fund Shares in connection with the Reorganization;

4.3.11. The Reorganization is being undertaken for bona fide business purposes (and not a purpose to avoid federal income tax); and

4.3.12. The principal purpose of Acquiring Fund’s assumption of the Liabilities is a bona fide business purpose and is not avoidance of federal income tax on the transaction.

5. COVENANTS

5.1. The Trust covenants to operate each Fund’s business in the ordinary course between the date hereof and the Closing, it being understood that:

(a) such ordinary course will include declaring and paying customary dividends and other distributions and changes in operations contemplated by each Fund’s normal business activities; and

(b) each Fund will retain exclusive control of the composition of its portfolio until the Closing.

5.2. The Acquiring Fund will prepare the Prospectus/Information Statement to be included in the N-14 Registration Statement, which the Trust, on behalf of the Acquiring Fund, will prepare and file for registration under the 1933 Act of the Acquiring Fund Shares to be distributed to the Acquired Fund’s shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act. The Acquiring Fund will use its best efforts to provide for the N-14 Registration Statement to become effective as promptly as practicable. The Acquired Fund and the Acquiring Fund will cooperate fully with each other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement, as required by the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations thereunder and the state securities laws.

5.3. The information to be furnished by the Acquired Fund and the Acquiring Fund for use in the N-14 Registration Statement shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable thereto.

5.4. Acquired Fund covenants that it will assist the Trust in obtaining information the Trust reasonably requests concerning the beneficial ownership of Acquired Fund Shares.

5.5. Acquired Fund covenants that it will make available its books and records regarding Acquired Fund (including all tax books and records and all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) to Acquiring Fund at the Closing.

5.6. Each Fund covenants to cooperate with the other in preparing the Registration Statement in compliance with applicable federal and state securities laws.

5.7. Each Fund covenants that it will, from time to time, as and when requested by the other Fund, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken all further action, the other Fund deems necessary or desirable in order to vest in, and confirm to, (a) Acquiring Fund, title to and possession of all the Assets, and (b) Acquired Fund title to and possession of the Acquiring Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

5.8. The Trust covenants to use all reasonable efforts to obtain the consents required by the 1933 Act, the 1940 Act, and applicable state securities laws it deems appropriate to continue Acquiring Fund’s operations after the Effective Time.

5.9. Acquired Fund covenants to distribute all the Acquiring Fund Shares it receives in the Reorganization to the Shareholders in complete liquidation of Acquired Fund.

5.10. Subject to this Agreement, the Trust covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

6. CONDITIONS PRECEDENT

Each Fund’s obligations hereunder shall be subject to (a) the other Fund’s performance of all its obligations to be performed hereunder at or before the Closing, (b) all representations and warranties of the other Fund contained herein being true and correct in all material respects at the date hereof and, except as they may be affected by the transactions contemplated hereby, at the Effective Time, with the same force and effect as if made at that time and (c) the following further conditions that, at or before that time:

6.1. This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by the Board and the Acquired Fund shall have delivered to the Acquiring Fund a copy of the resolutions approving this Agreement adopted by the Board, and certified by such Board’s Secretary;

6.2. That each of the Funds shall have furnished to the other Fund a statement of its assets, liabilities and capital, with values determined as provided in this Agreement, together with a schedule of investments with their respective dates of acquisition and tax costs, all as of the Valuation Time, certified on the Fund’s behalf by its President (or any Vice President) or its Treasurer, and a certificate signed by the Fund’s President (or any Vice President) or its Treasurer, dated as of the date of the Closing (“Closing Date”), certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of the Fund since the date of the Fund’s most recent annual report or semiannual report, as applicable, other than changes in the Fund’s investments since that date or changes in the market value of the Fund’s investments.

6.3. That each of the Funds shall have furnished to the other Fund a certificate signed by its Fund’s President (or any Vice President) or its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date, all representations and warranties of the Fund made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates and the Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to such dates.

6.4. All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the Trust to carry out the transactions contemplated hereby; the Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to the Trust’s best knowledge, no investigation or proceeding for that purpose shall have been instituted or shall be pending, threatened, or contemplated under the 1933 Act or the 1940 Act; the Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act; and all consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) the Trust deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund’s assets or properties, provided that the Trust may for itself waive any of those conditions;

6.5. At the Effective Time, no action, suit, or other proceeding shall be pending (or, to the Trust’s best knowledge, threatened to be commenced) before any court, governmental agency, or arbitrator in which it is sought to enjoin the performance of, restrain, prohibit, affect the enforceability of, or obtain damages or other relief in connection with, the transactions contemplated hereby;

6.6. The Trust shall have received an opinion of Practus, LLP (“Counsel”) as to the federal income tax consequences mentioned below (“Tax Opinion”). In rendering the Tax Opinion, Counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which Counsel may treat as representations and warranties made to it (that, notwithstanding paragraph 8, shall survive the Closing), and in separate letters addressed to it (collectively, “Representations”) and the Certificates delivered pursuant to paragraph 3.5. The Tax Opinion shall be substantially to the effect that — based on the facts and assumptions stated therein and conditioned on the Representations’ being true and complete at the Effective Time and consummation of the Reorganization in accordance herewith (without the waiver or modification of any terms or conditions hereof and without taking into account any amendment hereof that Counsel has not approved) — for federal income tax purposes:

    (a)    The acquisition by Acquiring Fund of all of the Assets of Acquired Fund in exchange solely for Acquiring Fund Shares and the assumption of all Liabilities of Acquired Fund by Acquiring Fund followed by the distribution of Acquiring Fund Shares to the Acquired Fund Shareholders in exchange for their Acquired Fund

Shares in complete liquidation and termination of Acquired Fund will constitute a tax-free reorganization under Section 368(a) of the Code.

    (b)    Acquired Fund will not recognize gain or loss upon the transfer of all of its Assets to Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption of all Liabilities of Acquired Fund, except that Acquired Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.

    (c)    Acquired Fund will not recognize gain or loss upon the distribution to its shareholders of the Acquiring Fund Shares received by Acquired Fund in the Reorganization.

    (d)    Acquiring Fund will recognize no gain or loss upon receiving the properties of Acquired Fund in exchange solely for Acquiring Fund Shares and the assumption of all liabilities of Acquired Fund.

    (e)    The adjusted basis to Acquiring Fund of the Assets of Acquired Fund received by Acquiring Fund in the Reorganization will be the same as the adjusted basis of those Assets in the hands of Acquired Fund immediately before the exchange, increased by any gain or decreased by any loss recognized by Acquired Fund with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.

    (f)    Acquiring Fund’s holding periods with respect to the Assets of Acquired Fund that Acquiring Fund acquires in the Reorganization will include the respective periods for which those Assets were held by Acquired Fund (except where investment activities of Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset).

    (g)    The Acquired Fund Shareholders will recognize no gain or loss upon receiving Acquiring Fund Shares solely in exchange for Acquired Fund Shares.

    (h)    The aggregate basis of the Acquiring Fund Shares received by an Acquired Fund Shareholder in the Reorganization will be the same as the aggregate basis of Acquired Fund Shares surrendered by the Acquired Fund Shareholder in exchange therefor.

    (i)    An Acquired Fund Shareholder’s holding period for the Acquiring Fund Shares received by the Acquired Fund Shareholder in the Reorganization will include the holding period during which the Acquired Fund Shareholder held Acquired Fund Shares surrendered in exchange therefor, provided that the Acquired Fund Shareholder held such shares as a capital asset on the date of Reorganization.

6.7. The Trust, on Acquiring Fund’s behalf, shall have executed and delivered at or before the Closing a Certificate confirming that the Trust, on Acquiring Fund’s behalf, assumes all of the Liabilities; and
6.8. At any time before the Closing, the Trust may waive any of the foregoing conditions (except those set forth in paragraphs 6.1, 6.4 and 6.6) if, in the judgment of its Board, that waiver will not have a material adverse effect on its Fund’s shareholders’ interests.

7. BROKERAGE FEES AND EXPENSES

7.1. Each Fund represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

7.2. Except as otherwise provided herein, GuruFocus will bear 100% of the expenses relating to the Reorganization whether or not the Reorganization is consummated pursuant to a separate arrangement between GuruFocus and EA Advisers. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, terminating any existing agreements or contracts to which the Acquired Fund is a party (including any penalties payable in connection with such termination), preparation, printing and distribution of the N-14 Registration Statement for the Reorganization (including the information statement/prospectus contained therein) and any supplements to the Acquired Fund’s current prospectus and statement of additional information, legal fees, and accounting fees. Any applicable transfer fees, stamp duty, brokerage commissions and other transaction costs relating to the (i) transfer of securities from the Acquired Fund to the Acquiring Fund at the time of the Reorganization and (ii) the sale and purchase of securities in those foreign markets that do not permit the in-kind transfer of securities shall be borne by the Acquired Fund ("Portfolio Expenses"). Notwithstanding the foregoing, expenses of the Reorganization will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in a failure by either the Acquired Fund or the Acquiring Fund to qualify for treatment as a regulated investment company within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a “reorganization” within the meaning of Section 368(a) of the Code or otherwise result in the imposition of tax on either the Acquired Fund or the Acquiring Fund or on any of their respective shareholders.

7.3. Notwithstanding any other provisions of this Agreement, if for any reason the Reorganization contemplated by this Agreement is not consummated, neither the Acquiring Fund nor the Acquired Fund shall be liable to the other for any damages resulting therefrom, including, without limitation, consequential damages, except as specifically set forth above.

8. ENTIRE AGREEMENT; NO SURVIVAL

Neither Fund has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the Funds. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

9. TERMINATION OF AGREEMENT

This Agreement may be terminated at any time at or before the Closing:

9.1. By either Fund (a) in the event of the other Fund’s material breach of any representation, warranty, or covenant contained herein to be performed at or before the Closing, (b) if a condition to its obligations has not been met and it reasonably appears that that condition will not or cannot be met, (c) if a governmental body issues an order, decree, or ruling having the effect of permanently enjoining, restraining, or otherwise prohibiting consummation of the Reorganization, or (d) if the Closing has not occurred on or before October 23, 2026, or another date to which the Funds agree; or

9.2. By the Funds’ mutual agreement.

In the event of termination under paragraphs 9.1(c) or (d) or 9.2, neither the Trust nor any of its trustees, officers, or shareholders, shall have any liability.

10. AMENDMENTS

The Funds may amend, modify, or supplement this Agreement at any time in any manner they mutually agree on in writing.

11. MISCELLANEOUS

11.1. This Agreement shall be governed by and construed in accordance with the internal laws of Delaware, without giving effect to principles of conflicts of laws; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

11.2. Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than the Trust, on each Fund’s behalf, and their respective successors and assigns any rights or remedies under or by reason hereof.

11.3. Notice is hereby given that this instrument is executed and delivered on behalf of the Trust’s trustees solely in their capacities as trustees, and not individually, and that the Trust’s obligations under this instrument are not binding on or enforceable against any of its trustees, officers, shareholders, or series other than the participating Funds but are only binding on and enforceable against its property attributable to and held for the benefit of the participating Funds (in each case, “Fund’s Property”) and not its property attributable to and held for the benefit of any other series thereof. The Trust, in asserting any rights or claims hereunder on its or a Fund’s behalf, shall look only to the other Fund’s Property in settlement of those rights or claims and not to the property of any other series of the Trust or to those trustees, officers, or shareholders.

11.4. Any term or provision hereof that is invalid or unenforceable in any jurisdiction shall, as to that jurisdiction, be ineffective to the extent of that invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.

11.5. All notices hereunder shall be sufficiently given for all purposes hereunder if in writing and delivered personally or sent by registered mail or certified mail, postage prepaid. Notice to the Acquired Fund shall be addressed to EA Series Trust - Guru Favorite Stocks ETF, 3803 West Chester Pike, Suite 150, Newtown Square, PA 19073, Attention: Chief Legal Officer, or at such other address as the Acquired Fund may designate by written notice to the Acquiring Fund. Notice to the Acquiring Fund shall be addressed to EA Series Trust - Alpha Architect US Equity ETF, 3803 West Chester Pike, Suite 150, Newtown Square, PA 19073, Attention: Chief Legal Officer, or at such other address and to the attention of such other person as the Acquiring Fund may designate by written notice to the Acquired Fund. Any notice shall be deemed to have been served or given as of the date such notice is delivered personally or mailed.

11.6. This Agreement supersedes all previous correspondence and oral communications between the parties regarding the Reorganization and constitutes the only understanding with respect to the Reorganization.

11.7. This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by the Trust on behalf of each Fund. The headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation hereof.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Acquired Fund.

EA Series Trust, on behalf of Guru Favorite Stocks ETF By: _________________________________ Name: Title:	EA Series Trust, on behalf of Alpha Architect US Equity ETF By: _________________________________ Name: Title:
For purposes of Section 7.2 only:
GuruFocus Investments, LLC By: _________________________________ Name: Title:

EXHIBIT B
FINANCIAL HIGHLIGHTS OF THE FUNDS

It is anticipated that following the Reorganization, the Acquiring Fund will be the accounting survivor of the Acquired Fund. The following financial highlights are intended to help you understand the Acquired Fund’s financial performance for the fiscal periods shown below compared to the financial performance of the Acquiring Fund. Certain information reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker LLP, the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ annual report, which is available upon request.

Guru Stocks Favorite ETF
 (for a share outstanding throughout each year indicated)

	INVESTMENT OPERATIONS:				LESS DISTRIBUTIONS FROM:					SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expense to average net assets(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
Guru Favorite Stocks ETF
11/30/2025	$32.34	0.08	2.53	2.61	(0.03)	(0.03)	0.00(f)	$34.92	8.10%	$37,018	0.65%	0.24%	39%
11/30/2024	$23.66	0.02	8.68	8.70	(0.02)	(0.02)	0.00(f)	$32.34	36.78%	$36,221	0.65%	0.09%	33%
11/30/2023	$21.37	0.02	2.35	2.37	(0.08)	(0.08)	0.00(f)	$23.66	11.17%	$32,418	0.65%	0.11%	81%
11/30/2022(g)	$25.00	0.08	(3.71)	(3.63)	(0.00)(f)	(0.00)(f)	0.00(f)	$21.37	-14.50%	$30,135	0.65%	0.40%	28%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Amount represents less than $0.005 per share.
(g)	Inception date of the Fund was December 15, 2021.

B-1

Alpha Architect US Equity ETF
 (for a share outstanding throughout each year indicated)

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:					SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gain (loss) on investments(c)	Total from investment operations	Net investment income	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(d)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets(e)(f)	Ratio of net investment income (loss) to average net assets(e)(f)	Portfolio turnover rate(d)(g)
Alpha Architect US Equity ETF
9/30/2025(h)	$50.00	0.1	3.88	3.98	–	–	–	$53.98	7.96%	$479,726	0.15%	0.97%	33%

(a)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The net income per share does not include net investment income of the exchange traded funds in which the Fund invests.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)
These ratios exclude the impact of expenses of the underlying exchange traded funds in which the fund invests. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Inception date of the Fund was July 22, 2025.
B-2

EXHIBIT C

PRINCIPAL HOLDERS OF SECURITIES OF THE ACQUIRED FUND

Listed below are the names, addresses, and percent ownership of each person who, as of [August 17, 2026] to the best knowledge of EA Series Trust, owned 5% or more of the outstanding shares of the Acquired Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders. Each person listed below is a record owner of the shares of a Acquired Fund.

Name and Address	Share Amount	Percentage of Class (%)
Charles Schwab & Co. Inc Attn: Mutual Fund Ops 101 Montgomery St San Francisco, CA 94104-4175
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577
National Financial Services Corp (FBO) Our Customers Attn: Mutual Funds Dept, 4th Fl 499 Washington Blvd Jersey City, NJ 07310-2010

C-1

EXHIBIT D

Comparison of Acquired Fund and Acquiring Fund Fundamental Investment Restrictions

The Funds have adopted fundamental investment restrictions, which cannot be changed without the approval of the majority of the respective Fund’s outstanding shares. “Majority” means, the lesser of (a) 67% or more of a Fund’s outstanding shares voting at a special or annual meeting of shareholders at which more than 50% of the outstanding shares are represented in person or by proxy or (b) more than 50% of a Fund’s outstanding shares. The fundamental investment restrictions of the Acquired Fund and Acquiring Fund are identical, and are set forth below.

Acquired Fund - Fundamental Investment Restrictions	Acquiring Fund - Fundamental Investment Restrictions
Except with the approval of a majority of the outstanding voting securities:
The Fund may not borrow money, except to the extent permitted by the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.	Same
The Fund may not issue senior securities, except to the extent permitted by the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.	Same
The Fund may not engage in the business of underwriting securities except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the acquisition, disposition or resale of its portfolio securities or in connection with investments in other investment companies, or to the extent otherwise permitted under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.	Same
The Fund may not purchase or sell real estate, except to the extent permitted under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.	Same
The Fund may not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this limitation does not prevent the Fund from (i) purchasing or selling securities of companies that purchase or sell commodities or that invest in commodities; (ii) engaging in any transaction involving currencies, options, forwards, futures contracts, options on futures contracts, swaps, hybrid instruments or other derivatives; or (iii) investing in securities, or transacting in other instruments, that are linked to or secured by physical or other commodities.	Same
The Fund may not make loans, except to the extent permitted under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.	Same
The Fund will not concentrate its investments in a particular industry or group of industries, as that term is used in the Investment Company Act.	Same
The Fund may not, with respect to 75% of its total assets, purchase the securities of any one issuer if, immediately after and as a result of such purchase, (a) the value of its holdings in the securities of such issuer exceeds 5% of the value of its total assets, or (b) it owns more than 10% of the outstanding voting securities of the issuer (with the exception that this restriction does not apply to the Fund’s investments in the securities of the U.S. government, or its agencies or instrumentalities, or other investment companies).	Same

The Acquiring Fund was previously classified as a non-diversified fund. The Board of the Acquiring Fund has approved a change in classification of the Acquiring Fund to a diversified fund effective [August 19, 2026]. As a result, the Acquired Fund and the Acquiring Fund have the same fundamental investment policies.

D-1

EXHIBIT E

Description of the Securities to be Issued; Rights of Shareholders; Purchase and Redemption Information

The Acquiring Fund’s shares issued to the shareholders of the Acquired Fund pursuant to the Reorganization will be duly authorized, validly issued, fully paid and non-assessable when issued, will be transferable without restriction and will have no preemptive or conversion rights. Individual shares of the Acquiring Fund may only be bought and sold in the secondary market through a broker-dealer at market price.
Set forth below is a discussion of the rights of shareholders of the Fund. Because the Funds are each a series of the Trust, the Funds’ shares have identical rights.
The following is a summary of the material rights of shareholders of the Acquired Fund and the Acquiring Fund, but does not purport to be a complete description of these rights. These rights may be determined in full by reference to the Trust’s Agreement and Declaration of Trust, and the Trust’s Amended and Restated By-Laws (collectively, the “Governing Instruments”). The Governing Instruments are subject to amendment in accordance with their terms. Copies of the Governing Instruments are available upon request and without charge by writing to the address below or by calling the telephone number listed as follows:

EA Series Trust
3803 West Chester Pike, Suite 150
Newtown Square, Pennsylvania 19073
(215) 330-4476

Organization and Capital Structure
Delaware – Organization. The Trust is a Delaware statutory trust (a “DST”). A DST is an unincorporated association organized under the Delaware Statutory Trust Act (the “Delaware Act”). The Trust’s operations are governed by its Agreement and Declaration of Trust (the “DE Declaration”) and its by-laws (the “DE By-Laws”), and its business and affairs are managed under the supervision of its Board of Trustees.

Delaware – Capital Structure. The Trust’s shares of beneficial interest are issued without par value. The DE Declaration authorizes an unlimited number of shares, which may be divided into separate and distinct series or classes. These series or classes have the rights, powers and duties set forth in the DE Declaration or as specified in resolutions of the Trust’s Board of Trustees.

Meetings of Shareholders and Voting Rights
Delaware – Annual/Special Shareholder Meeting. The Delaware Act does not require annual shareholders’ meetings. The DE By-Laws authorize the calling of a shareholders’ meeting by the Board, the chairperson of the Board or by the president of the Trust to take action on any matter deemed necessary or desirable by the Board of Trustees. A shareholder meeting for the purpose of electing trustees may also be called by the chairperson of the Board of Trustees to the extent permitted by the 1940 Act. To the extent required by federal law, including the 1940 Act, special meetings of the shareholders may be called by the secretary of the Trust upon the request of the shareholders owning shares representing at least the percentage of the total combined votes of all shares of the Trust issued and outstanding, as required by federal law, including the 1940 Act, provided that (a) such request shall state the purposes of such meeting and the matters proposed to be acted on, and (b) the shareholders requesting such meeting shall have paid to the Trust the reasonably estimated cost of preparing and mailing the notice thereof, which an authorized officer of the Trust shall determine and specify to such shareholders. No meeting may be called upon the request of shareholders to consider any matter which is substantially the same as a matter voted upon at any meeting of the shareholders held during the preceding twelve (12) months, unless requested by the holders of a majority of all shares entitled to be voted at such meeting.

Delaware – Voting Rights. The DE Declaration provides that one-third of the outstanding shares entitled to vote at a shareholders’ meeting, which are present in person or represented by proxy, shall constitute a quorum at the shareholders’ meeting, except when a larger quorum is required by the DE Declaration, DE By-Laws, applicable law or the requirements of any securities exchange on which shares are listed for trading, in which case such quorum shall comply with such requirements. Subject to any legal requirements for a different vote, in all matters other than the election of trustees, shareholders may approve a proposal by a majority of votes cast. Trustees are elected by a plurality of votes cast at a shareholder meeting at which a quorum is present. Where a separate vote by series or class is required, these voting requirements apply to those separate votes.

Liability of Shareholders
Delaware – Liability of Shareholders. Consistent with the Delaware Act, the DE Declaration provides that a shareholder of the Trust, as such, shall be entitled to the same limitation of personal liability as that extended to stockholders of a private corporation organized for profit under the General Corporation Law of the State of Delaware.

Dividends and Distributions
Delaware – Dividends and Distributions. The DE Declaration also provides that the shareholders of any class of the Trust shall be entitled to receive dividends and distributions when, if and as declared by its Board of Trustees provided that such dividends and distributions comply with the 1940 Act. The right of the Trust’s shareholders to receive dividends or other distributions on shares of any class may be set forth in a plan adopted by the Trust’s Board of Trustees pursuant to the 1940 Act. Dividends and distributions may be paid, subject to applicable federal law, including the 1940 Act, in cash and/or securities or other property, and the composition of any such distribution shall be determined by the Trustees (or by any officer of the Trust or any other person to whom such authority has been delegated by the Trustees).

Election of Directors/Trustees; Terms; Removal
Delaware – Election of Trustees; Terms; Removal. Under the DE Declaration, each trustee of the Trust holds office for the lifetime of the Trust or until the trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve or if sooner than any such events, the next meeting of shareholders (or consent in lieu of a meeting) called for the purpose of electing trustees and the election and qualification of his or her successor. Under the DE Declaration, any trustee may be removed, with or without cause, by the Board of Trustees, by action of a majority of the trustees then in office, or by the vote of the shareholders at any meeting called for that purpose. Under the DE Declaration, there must be at least one trustee and no more than fifteen trustees. Trustees are elected by a plurality of votes cast at a shareholder meeting at which a quorum is present. There is no cumulative voting for the election of trustees of the Trust. The DE By-laws for the Trust provide a mechanism for the Board to fill vacancies.

Standards of Care; Liability of Directors/Trustees and Officers; Indemnification
Delaware – Standards of Care. The DE Declaration provides that any person who is or was a trustee, officer, employee or other agent of the Trust shall be liable to the Trust and its shareholders only (1) for any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) for such person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the person’s duties. Except in these instances, these persons shall not be responsible or liable for any act or omission of any other agent of the Trust or its investment advisor or principal underwriter to the fullest extent that limitations of liability are permitted by the Delaware Act. Moreover, except in these instances, none of these persons, when acting in their designated capacity, shall be personally liable to any other person, other than the Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

Standards of Care; Liability of Directors/Trustees and Officers; Indemnification
Delaware – Indemnification. The DE Declaration will provide that the Trust shall indemnify, to the fullest extent permitted under applicable law, any of these persons who are a party to any proceeding or is threatened to be made a party to any proceedings because the person is or was an agent of the Trust. These persons shall be indemnified against any expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent does not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the conduct was unlawful. There shall nonetheless be no indemnification for a person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the person’s duties.

Preemptive, Dissenter’s and Other Rights
Delaware – Preemptive, Dissenter’s and Other Rights. The DE Declaration provides that shareholders shall have no preemptive or other right to subscribe for new or additional authorized, but unissued shares or other securities issued by the Trust or any series thereof. The DE Declaration also provides that no shareholder shall be entitled, as a matter of right, to relief as a dissenting shareholder in respect of any proposal or action involving the Trust or any series or any class thereof.

Amendments to Organizational Documents
Delaware – Amendments to Organizational Documents. The DE Declaration may be amended or restated at any time by a written instrument signed by a majority of the Trust’s Board of Trustees and, to the extent required by the 1940 Act or the requirements of any securities exchange on which shares are listed for trading, by approval of the amendment by shareholders. The DE By-Laws may be amended, restated, or repealed or new by-laws may be adopted by the affirmative vote of a majority of the votes cast at a shareholders’ meeting called for that purpose where a quorum is present, or by a majority of the Trust’s Board of Trustees.

Inspection Rights
Delaware – Inspection Rights. The DE By-Laws provide that, upon reasonable written demand to the Trust, a shareholder may inspect certain information as to the governance and affairs of the Trust for any purpose reasonably related to the shareholder’s interest as a shareholder. If such information is requested by a shareholder, reasonable standards governing, without limitation, the information and documents to be furnished and the time and location (if appropriate) of furnishing them shall be established by the Board or, if the Board has not done so, by the president, any vice-president or the secretary. In addition, the DE By-Laws also authorize the Board or, in case the Board does not act, the president, any vice president or the secretary, to keep confidential from shareholders for a reasonable period of time any information that the Board or the officer reasonably believes to be in the nature of trade secrets or other information that the Board or the officer in good faith believes: (1) would not be in the best interests of the Trust to disclose; (2) could damage the Trust; or (3) that the Trust is required by law or by agreement with a third party to keep confidential.

Dissolution
Delaware – Dissolution. Under the DE Declaration, the Trust, or one of its series or classes, may be dissolved: (i) upon the vote of the holders of not less than a majority of the shares of the Trust (or series or class, as applicable) cast: (ii) at the discretion of the Board of Trustees either (A) at any time there are no shares outstanding of the Trust, or (B) upon prior written notice to the shareholders of the Trust; (iii) upon the occurrence of a dissolution or termination event pursuant to any other provision of this Declaration of Trust or the DSTA; or (iv) with respect to any series, upon any event that causes the dissolution of the Trust. The DE Declaration provides that Board of Trustees shall pay or make reasonable provision to pay all claims and obligations of the Trust and/or each series (or the particular series, as the case may be), including, without limitation, all contingent, conditional or unmatured claims and obligations known to the Trust, and all claims and obligations which are known to the Trust, but for which the identity of the claimant is unknown. The DE Declaration further provides that any remaining assets after dissolution of the Trust or series shall be distributed to the shareholders of the Trust or series, as applicable, ratably according to the number of shares of the Trust or series held of record by the shareholders on the dissolution distribution date.

Derivative Actions
Delaware – Derivative Actions. Under the Delaware Act, a shareholder may bring a derivative action if (1) the shareholder has made a pre-suit demand upon the trustees to bring the action and the trustees have refused to do so, or (2) if a demand upon the trustees to bring the action is not likely to succeed. A shareholder may bring a derivative action only if the shareholder is a shareholder at the time the action is brought and (1) was a shareholder at the time of the transaction complained about, or (2) acquired the status of shareholder by operation of law or the Trust’s governing instrument from a person who was a shareholder at the time of the transaction.

A shareholder’s right to bring a derivative action may also be subject to additional standards and restrictions set forth in the Trust’s DE Declaration. The DE Declaration provides that a shareholder may bring a derivative action on behalf of the Trust only if the shareholder first makes a pre-suit demand upon the Board of Trustees to bring the action, unless the pre-suit demand is excused. A pre-suit demand shall only be excused if a majority of the Board of Trustees, or a majority of any committee established to consider the merits of such action, is composed of Trustees who are not “independent trustees” (as such term is defined in the DSTA). Further, unless demand is not required: (i) shareholders eligible to bring such derivative action under the DSTA who hold at least 10% of the outstanding shares of the Trust, or 10% of the outstanding shares of the series or class to which such action relates, shall join in the request for the Board of Trustees to commence such action; and (ii) the Board of Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim. The DE Declaration further provides that the Board of Trustees shall be entitled to retain counsel or other advisors in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisors in the event that the Board of Trustees determine not to bring such action. However, the standards and restrictions set forth with respect to derivative actions in section 4 the DE Declaration will not apply to claims brought under the federal securities laws.

Purchase and Redemption Information for the Funds
Transactions In Creation Units
Each Fund sells and redeems Shares in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day. As of the date of this SAI, the Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. No Fund will issue fractional Creation Units, except in conjunction with a merger or reorganization or for the receipt of securities in-kind at the commencement of the Fund’s operations.

The Board may declare a split or a consolidation in the number of Shares outstanding of a Fund or the Trust and make a corresponding change in the number of Shares in a Creation Unit.

To purchase or redeem any Creation Units from a Fund, you must be, or transact through, an Authorized Participant. In order to be an Authorized Participant, you must be a member or participant of a clearing agency registered with the SEC and have a written agreement (a “Participant Agreement”) with the applicable Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units.
Transactions by an Authorized Participant that is a participant in the Continuous Net Settlement System (“Clearing Process”) of the NSCC using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a participant in DTC with access to the DTC system (“DTC Participant”) using the DTC system are referred to as transactions “outside the Clearing Process.”

Investors who are not Authorized Participants but want to transact in Creation Units may contact the Distributor for the names of Authorized Participants. An Authorized Participant may require investors to enter into a separate agreement to transact through it for Creation Units and may require orders for purchases of shares placed with it to be in a particular form. Investors should be aware that their broker may not be an Authorized Participant and, therefore, may need to place any order to purchase or redeem Creation Units through another broker or person that is an Authorized Participant, which may result in additional charges. There are expected to be a limited number of Authorized Participants at any one time.

Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement. Market disruptions and telephone or other communication failures may impede the transmission of orders.

Purchasing Creation Units

Shares may be purchased only in Creation Units at their NAV next determined after receipt of a purchase request in proper form by the applicable Fund through the Distributor and only on a Business Day.

Fund Deposit. The consideration for a Creation Unit of a Fund is the “Fund Deposit”. The Fund Deposit will consist of the In-Kind Creation Basket and Cash Component (computed as described below), or an all cash payment (“Cash Value”), as determined by the Adviser to be in the best interest of the applicable Fund. The standard Fund Deposit with respect to each Fund can be found in the table at the end of this section (the “Order Information Table”).

The Cash Component will typically include an amount reflecting the difference, if any, between the NAV of a Creation Unit and the market value of the securities in the In-Kind Creation Basket (“Balancing Amount”). If the NAV per Creation Unit exceeds the market value of the securities in the In-Kind Creation Basket, the purchaser pays the Balancing Amount to the applicable Fund. By contrast, if the NAV per Creation Unit is less than the market value of the securities in the In-Kind Creation Basket, the Fund pays the Balancing Amount to the purchaser. The Balancing Amount ensures that the consideration paid by an investor for a Creation Unit is exactly equal to the value of the Creation Unit.

The Transfer Agent, in a portfolio composition file sent via the NSCC, generally makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), a list of the names and the required number of shares of each security (or contracts of each option) in the In-Kind Creation Basket to be included in the current Fund Deposit for the applicable Fund (based on information about such Fund’s portfolio at the end of the previous Business Day) (subject to amendment or correction). If applicable, the Transfer Agent, through the NSCC, also makes available on each Business Day the estimated Cash Component or Cash Value per Creation Unit based on the previous Business Day.

The announced Fund Deposit is applicable, subject to any adjustments as described below, for purchases of Creation Units of a Fund until such time as the next-announced Fund Deposit is made available. From day to day, the composition of the In-Kind Creation

Basket may change as, among other things, corporate actions and investment decisions by the Adviser are implemented for the applicable Fund’s portfolio. All questions as to the composition of the In-Kind Creation Basket and the validity, form, eligibility, and acceptance for deposit of any securities shall be determined by the applicable Fund, and such Fund’s determination shall be final and binding. Each Fund reserves the right to accept a nonconforming (i.e., custom) Fund Deposit.

Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

Cash in lieu. Each Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash in lieu”) to be added to the Cash Component to replace any security in the In-Kind Creation Basket. Each Fund may permit or require cash in lieu when, for example, the securities in the In-Kind Creation Basket may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, each Fund may permit or require cash in lieu when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more securities in the In-Kind Creation Basket. Each Fund will comply with the federal securities laws in accepting securities in the In-Kind Creation Basket, including the securities in the In-Kind Creation Basket that are sold in transactions that would be exempt from registration under the 1933 Act.

In all cases, cash and securities should be transferred to the applicable Fund by the “Settlement Date,” which, unless extended as noted below, is generally the Business Day immediately following the Transmittal Date (as defined below). The Settlement Date may be extended if deemed to be in the best interests of the applicable Fund and its shareholders by the Adviser. Persons placing custom orders or orders involving Cash Value should be aware of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may delay the delivery of cash and securities by the Settlement Date.

Placement of Creation Orders. All purchase orders must be placed by or through an Authorized Participant. To order a Creation Unit, an Authorized Participant must submit an irrevocable purchase order to the Distributor. In-kind (portions of) purchase orders will be processed through the Clearing Process when it is available. The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC Participants that are also participants in the Clearing Process of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Fund Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system (“Federal Reserve System”). Fund Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System. Certain orders for a Fund may be made outside the Clearing Process. In-kind deposits of securities for such orders must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities) and/or through such other arrangements allowed by the Trust or its agents.

Orders Using the Clearing Process. In connection with creation orders made through the Clearing Process, the Distributor transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Fund Deposit to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Business Day that the next NAV of the applicable Fund is calculated (the “Transmittal Date”) if (i) such order is received by the Distributor by the applicable cut-off time (see the Order Information Table below) and (ii) all other procedures set forth in the Participant Agreement are properly followed. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described below.

Orders Outside the Clearing Process. Fund Deposits made outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. With respect to such orders, the Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of securities in the In-Kind Creation Basket (whether standard or custom) through DTC to the relevant Trust account by 11:00 a.m., Eastern time (the “DTC Cut-Off Time”) on the Business Day immediately following the Transmittal Date (unless extended as described herein). The amount of cash equal to the Cash Component, along with any cash in lieu and Transaction Fee (see Transaction Fees below and the Order Information Table below), must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date (unless extended as described herein). The delivery of corporate securities through DTC must occur by 3:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date (unless extended as described herein). The delivery of government securities through the Federal Reserve System must occur by 3:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date (unless extended as described herein).

An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor by the by the applicable cut-off time (see Purchase and Redemption Cut-Off Times below and the Order Information Table below) and (ii) all other procedures set forth in the Participant Agreement are properly followed. If the Custodian does not receive both the required In-Kind Creation Basket by the DTC Cut-Off Time (unless extended as described herein) and the Cash Component and applicable Transaction Fee by the appointed time, such order may be canceled. Upon written notice to the Distributor, a canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then-current In-Kind Creation Basket and Cash Component. Generally, the delivery of Creation Units so created will generally occur no later than the Business Day following the day on which the order is deemed received by the Distributor. The Settlement Date may be extended if deemed to be in the best interests of the applicable Fund and its shareholders by the Adviser. Authorized Participants that submit a canceled order will be liable to the applicable Fund for any losses resulting therefrom.

Orders involving foreign securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable purchase order, the Distributor will notify the Adviser and the Custodian of such order. The Custodian, who will have caused the appropriate local sub-custodian(s) of the applicable Fund to maintain an account into which an Authorized Participant may deliver the Fund Deposit (or cash in lieu), with adjustments determined by the applicable Fund, will then provide information of the order to such local sub-custodian(s). The Authorized Participant must also make available on or before the Settlement, by means satisfactory to the applicable Fund, immediately available or same day funds in U.S. dollars estimated by the applicable Fund to be sufficient to pay the Cash Component and Transaction Fee.

While, as stated above, Creation Units are generally delivered the Business Day following the day on which the order is deemed received by the Distributor, except the applicable Fund may settle Creation Unit transactions on a basis other than the one described above to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

Acceptance of Orders for Creation Units. The Trust reserves the right to reject a creation order transmitted to it by the Distributor with respect to a Fund if: (i) the order is not in proper form; (ii) the securities delivered do not conform to the In-Kind Creation Basket for the relevant date; (iii) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; or (iv) in the event that circumstances that are outside the control of the Trust, Custodian, Distributor, and Adviser make it practically impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy and computer failures; fires, floods, or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an Authorized Participant of its or the Trust’s rejection of the order. Each Fund, the Custodian, any sub-custodian, and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits, and they shall not incur any liability for the failure to give any such notification.

Issuance of a Creation Unit. Once a Fund has accepted a creation order, upon next determination of the applicable Fund’s NAV, such Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Except as provided below, a Creation Unit will not be issued until the applicable Fund obtains good title to the In-Kind Creation Basket securities and the Cash Component, along with any cash in lieu and Transaction Fee.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.
With respect to orders involving foreign securities, when the applicable local sub-custodian(s) has confirmed to the Custodian that the In-Kind Creation Basket (or cash in lieu) has been delivered to the applicable Fund’s account at the applicable sub-custodian(s), the Distributor and the Adviser shall be notified of such delivery, and such Fund will issue and cause the delivery of the Creation Unit.

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable In-Kind Creation Basket, provided the purchaser tenders an initial deposit consisting of any available securities in the In-Kind Creation Basket and cash equal to the sum of the Cash Component and at least 105% of the market value, as adjusted from time to time by the Adviser, of the In-Kind Creation Basket securities not delivered (“Additional Cash Deposit”). Such initial deposit will have a value greater than the NAV of the Creation Unit on the date the order is placed.

To the extent securities in the In-Kind Creation Basket remain undelivered, pending delivery of such securities additional cash will be required to be deposited with the Trust as necessary to maintain an Additional Cash Deposit equal to at least 105% (as adjusted by the Adviser) of the daily marked-to-market value of the missing securities. To the extent that either (i) such securities are still not received by 1:00 p.m., Eastern time, on the second Business Day following the day on which the purchase order is deemed received by the Distributor or (ii) a marked-to-market payment is not made within one Business Day following notification to the purchaser and/or Authorized Participant that such a payment is required, the Trust may use the cash on deposit to purchase the missing securities, and the Authorized Participant effectuating such transaction will be liable to the applicable Fund for any costs incurred therein or losses resulting therefrom, including any Transaction Fee, any amount by which the actual purchase price of the missing securities exceeds the Additional Cash Deposit or the market value of such securities on the day the purchase order was deemed received by the Distributor, as well as brokerage and related transaction costs. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing securities have been received by the Trust.

Cash Purchase Method. When cash purchases of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind purchases. In the case of a cash purchase, the investor must pay the cash equivalent of the Fund Deposit. In addition, cash purchases may be subject to Transaction Fees as described below. A cash purchase may cause a Fund to incur certain costs that it would not have had the purchase been in-kind. These costs may include brokerage costs, execution, price movement and other costs and expenses related to the execution of trades by such Fund. To the extent that these costs are not offset by the Transaction Fees the applicable Fund’s NAV will be negatively impacted.

Redeeming Creation Units

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by each Fund through the Distributor and only on a Business Day.

Fund Redemptions. The redemption proceeds for a Creation Unit will consist of the In-Kind Redemption Basket and a Cash Redemption Amount (computed as described below), or the Cash Value, in all instances equal to the value of a Creation Unit.

There can be no assurance that there will be sufficient liquidity in Shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The Cash Redemption Amount will typically include a Balancing Amount, reflecting the difference, if any, between the NAV of a Creation Unit and the market value of the securities in the In-Kind Redemption Basket. If the NAV per Creation Unit exceeds the market value of the securities in the In-Kind Redemption Basket, each Fund pays the Balancing Amount to the redeeming investor. By contrast, if the NAV per Creation Unit is less than the market value of the securities in the In-Kind Redemption Basket, the redeeming investor pays the Balancing Amount to each Fund.

The composition of the In-Kind Creation Basket will normally be the same as the composition of the In-Kind Redemption Basket. Otherwise, the In-Kind Redemption Basket will be made available by the Adviser or Transfer Agent. Each Fund reserves the right to accept a nonconforming (i.e., custom) Fund Redemption.

In lieu of an In-Kind Redemption Basket and Cash Redemption Amount, Creation Units may be redeemed consisting solely for the Cash Value if permitted or required by each Fund in its sole discretion. Such redemptions for each Fund may be subject to a variable charge, as explained below. If applicable, information about the Cash Value will be made available by the Adviser or Transfer Agent.

From day to day, the composition of the In-Kind Redemption Basket may change as, among other things, corporate actions are implemented for each Fund’s portfolio. All questions as to the composition of the In-Kind Redemption Basket and the validity, form, eligibility, and acceptance for deposit of any securities shall be determined by each Fund, and each Fund’s determination shall be final and binding.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of each Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Cash in lieu. Each Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash in lieu”) to be added to the Cash Redemption Amount to replace any security in the In-Kind Redemption Basket. Each Fund may permit or require cash in lieu when, for example, the securities in the In-Kind Redemption Basket may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, each Fund may permit or require cash in lieu when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more securities in the In-Kind Redemption Basket. Each Fund will comply with the federal securities laws in satisfying redemptions with the applicable In-Kind Redemption Basket, including the securities in the In-Kind Redemption Basket that are sold in transactions that would be exempt from registration under the 1933 Act.

Placement of Redemption Orders. Redemptions must be placed to the Transfer Agent through the Distributor. In addition, redemption orders must be processed either through the DTC process or the Clearing Process. To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption order to the Distributor.

An Authorized Participant submitting a redemption order is deemed to represent to each Fund that it or, if applicable, the investor on whose behalf it is acting, (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the Creation Unit to be redeemed and can receive the entire proceeds of the redemption, and (ii) all of the Shares in the Creation Unit to be redeemed have not been borrowed, loaned, or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement, or such other arrangement which would preclude the delivery of such Shares to the applicable Fund. Each Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and/or short interest in the applicable Fund. If the Authorized Participant, upon receipt of a verification report, does not provide sufficient verification of the requested representations, the redemption order will not be considered to be in proper form and may be rejected by the applicable Fund.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Units through the Clearing Process are deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the Standard Cut-Off Time, and (ii) all other procedures set forth in the Participant Agreement are properly followed. Orders deemed received will be effectuated based on the NAV of each Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Trust after the Standard Cut-Off Time will be deemed received on the Transmittal Date and will be effected at the NAV determined on such Transmittal Date. In connection with such orders, the Distributor transmits on behalf of the Authorized Participant such trade instructions as are necessary to effect the redemption. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to the applicable Fund, together with such additional information as may be required by the Distributor. Cash Redemption Amounts will be delivered using either the Clearing Process or the Federal Reserve System. The applicable In-Kind Redemption Basket and the Cash Redemption Amount will be transferred to the investor by the second NSCC business day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Units outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Shares directly through DTC. Such orders are deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Transfer Agent not later than the Standard Cut-Off Time; (ii) such order is accompanied or followed by the delivery of both (a) the Creation Unit(s), which delivery must be made through DTC to the Custodian no later than the DTC Cut-Off Time on the Business Day immediately following the Transmittal Date (unless extended as described herein) and (b) the Cash Redemption Amount by 12:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date (unless extended as described herein); and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed such an order received, the Trust will initiate procedures to transfer, and expect to deliver, the requisite In-Kind Redemption Basket and/or any Cash

Redemption Amount owed to the redeeming party by the second Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

Orders involving foreign securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption order, the Distributor will notify the Adviser and the Custodian. The Custodian will then provide information of the redemption to each Fund’s local sub-custodian(s). The redeeming Authorized Participant, or the investor on whose behalf it is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the securities are customarily traded and to which such securities (and any cash in lieu) can be delivered from the applicable Fund’s accounts at the applicable local sub-custodian(s).

The calculation of the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant or an Authorized Participant with the ability to transact through the Federal Reserve System, as applicable, not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the applicable Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either: (i) the requisite number of Shares of the applicable Fund are not delivered by the DTC Cut-Off-Time, as described below, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received will be computed on the Transmittal Date provided that the Shares of the applicable Fund are delivered through DTC to the Custodian by 11:00 a.m., Eastern time, the following Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the securities in the In-Kind Redemption Basket, the Trust may in its discretion exercise its option to redeem Shares in cash, and the redeeming beneficial owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the applicable Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the applicable Fund next determined after the redemption request is received in proper form (minus a Transaction Fee, including a variable charge, if applicable, as described below).

The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the In-Kind Redemption Basket, or cash in lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for the In-Kind Redemption Basket will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific securities in the In-Kind Redemption Basket upon redemptions or could not do so without first registering the securities in the In-Kind Redemption Basket under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the In-Kind Redemption Basket applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming beneficial owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

Delivery of Redemption Basket. Once the applicable Fund has accepted a redemption order, upon next determination of that Fund’s NAV, that Fund will confirm the issuance of an In-Kind Redemption Basket, against receipt of the Creation Unit(s) at such NAV, any cash in lieu and Transaction Fee, if applicable. A Creation Unit tendered for redemption and the payment of the Cash Redemption Amount, any cash in lieu and Transaction Fee, if applicable, will be effected through DTC. The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.

Cash Redemption Method. When cash redemptions of Creation Units are available or specified for the applicable Fund, at that Fund’s sole discretion, they will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the In-Kind Redemption Basket minus any Transaction Fees, if applicable. Cash redemptions may cause the applicable Fund to incur certain costs that it would not have had had the redemption been in-kind. These costs may include brokerage costs, execution, price movement and other costs and expenses related to the execution of trades by the applicable Fund, including taxable gains or losses it might not have incurred if the redemption had been in-kind. To the extent that these costs are not offset by the Transaction Fees of the applicable Fund’s NAV will be negatively impacted.

Purchase and Redemption Cut-Off Times

All orders and redemptions involving cash in lieu are considered to be “custom.” All other orders and redemptions are considered “standard.” Order cut-off times for standard and custom orders are as shown in the Order Information Table below. On days when the Exchange or bond markets close earlier than normal (such as the day before a holiday), the Order Cut-Off Time (whether standard or custom) is expected to be similarly earlier than normal.

If indicated in the Order Information Table below, orders to purchase Shares directly from the indicated Fund(s) on the next Business Day must be submitted as a “Future Dated Trade” for one or more Creation Units between 4:30 p.m. Eastern time and 5:30 p.m. Eastern time on the prior Business Day and in the manner set forth in the Participant Agreement and/or applicable order form. Such order window is referred to as a “T-1” order window. For such Future Dated Trades, the Transmittal Date will be the Business Day following the date that the order is submitted. For example, to place an order for such a Fund to receive the NAV of the Fund calculated on a Wednesday, the order would need to be submitted as a Future Dated Trade between 4:30 p.m. Eastern time and 5:30 p.m. Eastern time on the preceding Tuesday.

PART B

STATEMENT OF ADDITIONAL INFORMATION
FOR THE REORGANIZATION OF

Guru Favorite Stocks ETF

INTO

Alpha Architect US Equity ETF

(each a series of EA Series Trust)
3803 West Chester Pike, Suite 150
Newtown Square, PA 19073

[__________, 2026]

This Statement of Additional Information dated [__________, 2026 (the “SAI”) is not a prospectus. An Information Statement/Prospectus dated [ , 2026 ](the “Information Statement/Prospectus”) related to the above referenced matter may be obtained from EA Series Trust (the “Trust”), on behalf of the Guru Favorite Stocks ETF (the “Acquired Fund”) and the Alpha Architect US Equity ETF (the “Acquiring Fund” and together with the Acquired Fund, the “Funds”) by writing or calling the Trust at the address and telephone number shown above. This SAI should be read in conjunction with such Information Statement/Prospectus.

You should rely only on the information contained in this SAI and the Information Statement/Prospectus. The Trust has not authorized others to provide additional information. This SAI is not an offer to sell securities in any state or jurisdiction where the offering cannot legally be made.

Contents of the SAI
The following documents are incorporated by reference into this SAI and are legally considered to be part of this SAI:
a.    The Prospectus and Statement of Additional Information for the Acquired Fund dated March 31, 2026, as supplemented (on file with the SEC (http://www.sec.gov) (File No. 811-22961) (Accession No. 0001592900-26-001407));

b.    The Prospectus and Statement of Additional Information for the Acquiring Fund, dated February 1, 2026, as supplemented (on file with the SEC (http://www.sec.gov) (File No. 811-22961) (Accession No. 0001592900-26-000290));

c.    The Acquired Fund’s Annual Report on Form N-CSR for the fiscal year ended November 30, 2025 (on file with the SEC (http://www.sec.gov) (File No. 811-22961) (Accession No. 0001592900-26-000332)),

d.     The Acquiring Fund’s Annual Report on Form N-CSR for the fiscal year ended September 30, 2025 (on file with the SEC (http://www.sec.gov) (File No. 811-22961) (Accession No.0001592900-25-004114)),

e.    The Acquired Fund’s Semi-Annual Report on Form N-CSR for the six-months ended May 31, 2026 (on file with the SEC (http://www.sec.gov) (File No. 811-22961) (Accession No. 0001592900-26-[ ])),

f.     The Acquiring Fund’s Semi-Annual Report on Form N-CSR for the six-months ended March 31, 2026 (on file with the SEC (http://www.sec.gov) (File No. 811-22961) (Accession No. 0001592900-26-002832)).

SAI-1

Supplemental Financial Information
A table showing the fees of the Acquiring Fund and the Acquired Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganization, is included in the section entitled “Comparison Fee Tables and Examples” of the Information Statement/Prospectus.
The Reorganization will not result in a material change to the Acquired Fund’s investment portfolio due to the investment restrictions of the Acquiring Fund. In particular, each security held by the Acquired Fund is eligible to be held by the Acquiring Fund. Accordingly, a schedule of investments of the Acquired Fund modified to show the effects of such change is not required and is not included.
There are no material differences in the accounting policies of the Acquired Fund as compared to those of the Acquiring Fund. The Acquiring Fund will be the accounting and performance survivor following the Reorganization.

SAI-2

PART C

Item 15. Indemnification:
Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant’s Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.
Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.
The Declaration of Trust provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the DSTA, these Agents (as defined in the Declaration of Trust) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.
The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party or is threatened to be made a party to any Proceeding (as defined in the Declaration of Trust) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration of Trust), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Registrant may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits:

(1)	Copies of the charter of the Registrant as now in effect.

(a)
Agreement and Declaration of Trust of EA Series Trust (the “Registrant”), previously filed as Exhibit 99.a.1 with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.

(b)
Restated Certificate of Trust of Alpha Architect ETF Trust, as filed with the office of the Secretary of State of Delaware on April 21, 2022, previously filed as Exhibit 99.a.4 with Post-Effective Amendment No. 120 to the Registrant’s registration statement on May 13, 2022, is hereby incorporated by reference.

(2)	Copies of the existing bylaws or corresponding instruments of the Registrant.

	(a)	By-laws of the Registrant, previously filed as Exhibit 99.b.1 with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.

(b)
Amended By-laws of the Registrant, previously filed as Exhibit 99.b with Post-Effective Amendment No. 275 to the Registrant’s registration statement on September 28, 2023, is hereby incorporated by reference.

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant.

	(a)	Not Applicable

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it.

	(a)	Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A to the Information Statement/Prospectus.

(5)
Copies of all instruments defining the rights of holders of the securities being registered, including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the registrant.

(a)	Agreement and Declaration of Trust

(i)	Article III: Shares

(ii)	Article V: Shareholders’ Voting Powers and Meetings

(iii)	Article VI: Net Asset Value; Distributions; Redemptions; Transfers

(iv)	Article VIII: Certain Transactions, Section 4

(v)	Article X: Miscellaneous, Section 4

(b)	By-Laws

(i)	Article II: Meetings of Shareholders

(ii)	Article VI: Records and Reports, Sections 1, 2, and 3

(iii)	Article VII: General Matters, Sections 3, 4, 6, and 7

(iv)	Article VIII: Amendments, Section 1

(6)	Copies of all investment advisory contracts relating to the management of the assets of the registrant.

Empowered Funds, LLC
(a)	Multiple Funds — Investment Advisory Agreement dated November 11, 2024, previously filed as Exhibit (d)(79) with PEA 399 on November 21, 2024 is hereby incorporated by reference.
(i)	Amended Schedule A dated July 17, 2026, previously filed as Exhibit (d)(1)(i)(a) with PEA 633 on July 23, 2026 is hereby incorporated by reference.

Alpha Architect, LLC
(b)	Multiple Funds - Investment Sub-Advisory Agreement dated June 21, 2024, previously filed filed as Exhibit (d)(88) with PEA 364 on August 16, 2024 is hereby incorporated by reference.
(i)	Amended Schedule A dated February 1, 2026, previously filed as Exhibit (D)(3)(I)(A) with PEA 578 on January 28, 2026 is hereby incorporated by reference.

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers.

(a)	Distribution Agreement dated May 1, 2026, previously filed as Exhibit (e)(2)(i) with PEA 632 on July 22, 2026 is hereby incorporated by reference.
(i) Amendment No. 2 to the Distribution Agreement dated July 17, 2026, previously filed as Exhibit (e)(2)(i)(A) with PEA 635 on July 27, 2026 is hereby incorporated by reference.
(b)	Form of Authorized Participant Agreement, previously filed as Exhibit (e)(3)(ii) with PEA 529 on September 10, 2025, is hereby incorporated by reference.

(8)
Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document.

Not Applicable.

(9)
Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act [15 U.S.C. 80a-17(f)], for securities and similar investments of the Registrant, including the schedule of remuneration.

	(a)	Custody Agreement between the Registrant and U.S. Bank National Association, previously filed as Exhibit (g)(1) with PEA 629 on June 26, 2026 is hereby incorporated by reference.

	(i)	Second Amendment, previously filed as Exhibit (g)(1)(i) with PEA 636 on July 28, 2026 is hereby incorporated by reference.

(10)
Copies of any plan entered into by registrant pursuant to Rule 12b-1 under the Investment Company Act [17 CFR 270.12b-1] and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the Investment Company Act [17 CFR 270.18f-3], any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s directors describing any action taken to revoke the plan.

(a)	12b-1 Plans

(i) Amended Schedule I to the Distribution Plan, previously filed as Exhibit (m)(1)(i) with PEA 633 on July 23, 2026 is hereby incorporated by reference.

(b)	Rule 18f-3 Plans – Not Applicable

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable.

	(a)	Legal Opinion of Practus LLP - filed herewith.

(12)
An opinion and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus.

	(a)	Tax Opinion of Practus LLP – to be filed by amendment.

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement.

	(a)	Fund Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, previously filed as Exhibit (h)(1) with PEA 629 on June 26, 2026 is hereby incorporated by reference.

		(i)	Second Amendment, previously filed as Exhibit (h)(1)(i) with PEA 636 on July 28, 2026 is hereby incorporated by reference.

(14)	Copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registration statement and required by Section 7 of the 1933 Act [15 U.S.C. 77g].

(a)	Consent of Tait, Weller & Baker LLP - filed herewith.

(15)	All financial statements omitted pursuant to Item 14.1.

Not Applicable.

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement.

(a) Power of Attorney, previously filed as Exhibit (q)(1) with PEA 493 on May 30, 2025, is hereby incorporated by reference.

(17)	Additional Exhibits

Item 17. Undertakings

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant agrees to file by Post-Effective Amendment the executed opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinions.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement has been signed on behalf of the Registrant in the Village of Bayside, State of Wisconsin, on July 31, 2026.

EA SERIES TRUST

By: /s/ Michael D. Barolsky
Michael D. Barolsky
Vice President & Secretary

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title

*Wesley R. Gray	Trustee and President (principal executive officer)
Wesley R. Gray

*Sean R. Hegarty	Treasurer (principal financial officer)
Sean R. Hegarty

*Daniel Dorn	Trustee
Daniel Dorn

*Michael Pagano	Trustee
Michael Pagano

*Emeka Oguh	Trustee
Emeka Oguh

*By:	/s/ Michael D. Barolsky
Michael D. Barolsky
Attorney-in-Fact
* (Pursuant to Power of Attorney previously filed with Post-Effective Amendment No. 493 to the Registrant’s registration statement on May 30, 2025.)

Exhibit Index

Exhibit No.	Description

EX-99.11.a	Legal Opinion of Practus LLP
EX-99.14.a	Consent of Tait, Weller & Baker LLP